                                                                                           Registration No. 2-73969
                                                                                                  File No. 811-3255

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549
                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                   [ X ]

Pre-Effective Amendment No.                                                                               [     ]

Post-Effective Amendment No. 37                                                                           [ X ]

                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                               [ X ]

Amendment No. 36                                                                                          [ X ]

                                                      PANORAMA SERIES FUND, INC.
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                                          (Exact Name of Registrant as Specified in Charter)

                                        6803 South Tucson Way, Centennial, Colorado 80112-3924
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                                          (Address of Principal Executive Offices) (Zip Code)

                                                            (303) 768-3200
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                                         (Registrant's Telephone Number, including Area Code)

                                                         Robert G. Zack, Esq.
                                                        OppenheimerFunds, Inc.
                                            Two World Financial Center, 225 Liberty Street
                                                     New York, New York 10281-1008
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                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[     ]  Immediately upon filing pursuant to paragraph (b)
[     ]  On _____________ pursuant to paragraph (b)
[     ]  60 days after filing pursuant to paragraph (a)(1)
[ X ]    On April 29, 2005 pursuant to paragraph (a)(1)
[     ]  75 days after filing pursuant to paragraph (a)(2)
[     ]  On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[     ]  This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Government Prospectus

Government Securities Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April __, 2005

                                                                       Government Securities Portfolio is a mutual
                                                              fund that seeks high current income with a high
                                                              degree of safety of principal. The Portfolio invests
                                                              primarily in debt instruments issued or guaranteed by
                                                              the U.S. government or its agencies and
                                                              instrumentalities, including mortgage-backed
                                                              securities.

                                                                       Shares of the Portfolio are sold only as an
                                                              underlying investment for variable life insurance
                                                              policies, variable annuity contracts and other
                                                              insurance company separate accounts. A prospectus for
                                                              the insurance product you have selected accompanies
                                                              this Prospectus and explains how to select shares of
                                                              the Portfolio as an investment under that insurance
                                                              product.

As with all mutual funds, the Securities and                           This Prospectus contains important
Exchange Commission has not approved or disapproved           information about the Portfolio's objective, its
the Portfolio's securities nor has it determined              investment policies, strategies and risks.  Please
that this Prospectus is accurate or complete. It is           read this Prospectus (and your insurance product
a criminal offense to represent otherwise.                    prospectus) carefully before you invest and keep them
                                                              for future reference about your investment.

Contents

                  About the Portfolio
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                  The Portfolio's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Portfolio

                  The Portfolio's Performance

                  Fees and Expenses of the Portfolio

                   How the Portfolio is Managed

                  Investing in the Portfolio
----------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Principal Investment Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities.

What Does the Portfolio Mainly Invest In?  U.S. government securities include debt securities that are issued or guaranteed by the United States Treasury, such as Treasury bills, bonds or notes, and securities issued or guaranteed by agencies or federally-chartered corporate entities that are referred to as "instrumentalities" of the
U.S. government.

         "U.S. government-related securities" are debt obligations that are fully collateralized or secured by U.S.
government securities.  That means the U.S. government securities are held to back the payments of interest and repayments of principal.  The Portfolio invests significant amounts of its assets in U.S. government-related mortgage-backed securities, such as collateralized mortgage obligations (called "CMO's") and mortgage participation certificates.  Some of the U.S. government securities the Portfolio buys are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal.  Others are backed by the right of the issuer to borrow from the U.S. Treasury.  Others are backed only by the credit of the instrumentality.  All of these different types of securities described in this paragraph have some degree of credit support from the U.S.
government and are generally referred to as "U.S. government securities" in this Prospectus.

         The Portfolio can also invest up to 20% of its net assets (plus borrowings for investment purposes) in investment-grade debt obligations issued by private issuers, which do not have any credit support from the U. S.
government.

         The securities the Portfolio buys may pay interest at fixed or floating rates, or may be "stripped"
securities.  They may have short, medium or long-term maturities.  The Portfolio can use hedging instruments and other derivative investments to try to enhance income and to manage investment risks. These investments are more fully explained in "About the Portfolio's  Investments," below.

         |X|  How Do the Portfolio Managers Decide What Securities to Buy or Sell?  In selecting securities for the
Portfolio, the portfolio managers research the universe of U.S. government securities and private-issuer mortgage-related securities and weigh yields and relative values against investment risks.  While this process and the inter-relationship of the factors used may change over time and may vary in particular cases, in general, they look for:
|_|      Sectors of the U.S. government debt market that they believe offer high relative value,
|_|      Securities that have high income potential to help cushion the Portfolio's share price against volatility,
|_|      Securities that are less sensitive to changes in interest rates, and
|_|      Different types of U.S. government and private-issuer securities.

Who Is the Portfolio Designed For? The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking current income from a Portfolio that also has the goal of preserving capital and invests mainly in U.S. government securities.  However, the Portfolio's share price and income levels will fluctuate.  The Portfolio's share price and distributions are not backed or guaranteed by the U.S. government.  The Portfolio is intended to be a long-term investment, not a short-term trading vehicle.  The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

         All investments carry risks to some degree.  The Portfolio's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Portfolio's investment Manager, OppenheimerFunds, Inc., will cause the Portfolio to underperform other funds having similar objectives.

         |X| Interest Rate Risks.  Debt securities, including U.S. government securities prior to their maturity, are subject to changes in value when prevailing interest rates change.  When interest rates fall, the values of outstanding debt securities generally rise, and the securities may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for longer-term debt securities than for short-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

         At times the Portfolio may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio is longer, its share price may fluctuate more when interest rates change. The Portfolio can buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments), and have prices that may go up or down more than other types of debt securities in response to those changes.  The Portfolio's share prices can go up or down when interest rates change because of the effect of interest rate changes on the value of the Portfolio's investments in debt securities.

         |X| Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity.  Mortgage-related securities that are subject to prepayment risk, including the mortgage-related securities that the Portfolio buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  Additionally, the Portfolio can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security.  That could cause its value to fluctuate more widely in response to changes in interest rates.  In turn, this could cause the value of the
Portfolio's shares to fluctuate more.
         |X| Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. While securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S.
government have little credit risk and securities issued by other agencies or instrumentalities of the U.S.
government generally have low credit risks, securities issued by private issuers may have greater credit risks. If the issuer fails to pay interest, the Portfolio's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares might be reduced. A downgrade in an issuers credit rating or other adverse news about an issuer can reduce the value of the issuer's securities.

         |X|  There are Special Risks in Using Derivative Investments. The Portfolio can use derivatives to seek increased income or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, stripped securities, collateralized mortgage obligations, and structured notes are examples of derivatives the Portfolio can use.

         If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected. The Portfolio has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

         How Risky is the Portfolio Overall?  The risks described above collectively form the risk profile of the
Portfolio, and can affect the value of the Portfolio's investments, its investment performance and its price per share.  These risks mean that you can lose money by investing in the Portfolio.  When you redeem your shares, they may be worth more or less than what you paid for them.

         Changes in the overall market prices of securities and their yield can occur at any time.  The share price and yield of the Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.  There is no assurance that the Portfolio will achieve its investment objective.  Although U.S. government securities that are backed by the full faith and credit of the U.S. government have little credit risk, prior to their maturity, their values are subject to interest rate risks.  Collateralized mortgage obligations and other mortgage-related securities are subject to a number of risks, especially prepayment risks, that can reduce their values.  These risks can cause the Portfolio's share price to fluctuate and can affect its yield.  The Portfolio is generally less aggressive than other types of fixed-income funds, particularly those that invest in lower-grade securities. It has more risks than a money market fund or a portfolio that invests only in U.S. Treasury securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Portfolio's Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the
Portfolio's performance from year to year for the last 10 calendar years and by showing how the average annual total returns compared to the returns of a broad-based market index.  The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

For the period 1/1/05 through 3/31/05, the Portfolio's cumulative return (not annualized) was _____.  Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was _____
(___QTR__) and the lowest return (not annualized) for a calendar quarter was _____ (__QTR__).

--------------------------------------------- -------------------- -------------------- ----------------------------

Average   Annual   Total   Returns  for  the  -------------------

periods ended December 31, 2004                     1 Year               5 Years                 10 Years

--------------------------------------------- -------------------- -------------------- ----------------------------
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Government Securities
Portfolio (inception: 5/13/92)
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Merrill Lynch Master Government Index

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1. From 12/31/94.

The  Portfolio's  average annual total returns measure the  performance of a hypothetical  account  without  deducting charges  imposed by the separate  accounts  that invest in the  Portfolio  and assume that all  dividends  and capital gains  distributions  have been  reinvested in additional  shares.  Because the  Portfolio  invests  primarily in U.S.
government  securities,  the performance of the Portfolio's  shares is compared to the Merrill Lynch Master Government
Index, an unmanaged  composite index of both the Treasury and Agency Master Indices.  The index  performance  includes reinvestment  of income but does not reflect  transaction  costs,  fees,  expenses or taxes.  The  Portfolio  may have investments that vary from the index.

The Portfolio's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following table is provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31, 2004.

Shareholder Fees.  The Portfolio does not charge any initial sales charge to buy shares or to reinvest dividends.
There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Portfolio assets):
(% of average daily net assets)

----------------------------------------------------------- -------------------------------------------------
Management Fees
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Distribution and Service (12b-1) Fees
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Other Expenses
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Total Annual Operating Expenses
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Expenses may vary in future  years.  "Other  Expenses"  include  transfer  agent fees,  custodial  fees,  and accounting and legal expenses the Portfolio pays. The Portfolio's  transfer agent has voluntarily  agreed to limit  transfer and  shareholder  servicing  agent fees to 0.35% per fiscal year.  That  undertaking  may be amended or withdrawn at any time.  For the  Portfolio's  fiscal year ended  December 31, 2004,  the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reinvest your dividends and distributions.

The example assumes that you redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

-------------------------------- -------------------- -------------------- -------------------- -------------------
If shares are redeemed:                1 Year               3 Years              5 Years             10 Years
-------------------------------- -------------------- -------------------- -------------------- -------------------
-------------------------------- -------------------- -------------------- -------------------- -------------------

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About the Portfolio's Investments

The Portfolio's Principal Investment Policies and Risks.  The allocation of the Portfolio's investment holdings among different investments will vary over time based upon the Manager's evaluation of economic and market trends.
The Portfolio might not always hold all of the different types of investments described in this Prospectus.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.  The Portfolio attempts to reduce its exposure to market risks by not investing too great a percentage of the Portfolio's assets in any one type or issue of debt security (other than direct Treasury obligations, which have little credit risk).
         o  Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. government securities and U.S. government-related securities.
         o  U.S. government securities the Portfolio buys are issued or guaranteed by the U.S. government or its agencies or instrumentalities.
         o  The Portfolio can also invest up to 20% of its net assets in investment grade debt obligations of private issuers.

         The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.
U.S. Government Securities.  The Portfolio can invest in a variety of long, medium and short-term securities issued or guaranteed by the U.S. Treasury or U.S. government agencies or instrumentalities:

         |X|  U.S. Treasury Obligations.  These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from more than one year to ten years when issued), and Treasury bonds
(having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Portfolio can buy U. S.
Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S.
Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").  Although not rated,
Treasury obligations have little credit risk.

         |X| Obligations of U.S. Government Agencies or Instrumentalities. These include direct obligations, such as notes, and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association
(called "Ginnie Mae") pass-through mortgage certificates.  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association ("Fannie Mae")
bonds.  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage
Corporation ("Freddie Mac") obligations.

                  |_| Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal.
They may be issued in different series with different interest rates and maturities.  The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.  The Portfolio can have significant amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.  Changes in interest rates may cause the rate of expected prepayments of those mortgages to change.  In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced and the Portfolio might have to reinvest the prepayment proceeds at lower interest rates, which could reduce its yield.  When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value.  These prepayment risks can make the prices of CMOs very volatile when interest rates change.  The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.  That volatility will affect the Portfolio's share prices.

         |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

         |X| Can the Portfolio's Investment Objective and Policies Change?  The Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  The Portfolio's non-fundamental policy of investing at least 80% of its net assets in U.S. Government and U.S. Government related securities will not be changed without first giving shareholders 60 days' advance written notice.  Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.  The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Board of Directors without advance notice to shareholders.  Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Portfolio can also use the investment techniques and strategies described below.  The Portfolio might not always use all of them.  These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

         |X| Loans of Portfolio Securities.  The Portfolio has entered into a Securities Lending Agreement with
JP Morgan Chase.  Under that agreement, securities of the Portfolio may be loaned to brokers, dealers and other financial institutions.  The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Portfolio's Securities Lending Guidelines, adopted by the Board of
Directors.  The value of the securities loaned may not exceed 25% of the value of the Portfolio's net assets.

         |X| Private-Issuer Debt Securities.  The Portfolio can invest up to 20% of its assets in debt securities issued by private issuers under normal market conditions. These debt obligations must be "investment-grade", which means that if they are rated, they must be rated within the four highest rating categories of Moody's Investors
Service, Inc. or Standard & Poor's Rating Service or that have a comparable rating by another rating organization.
If they are unrated, the Portfolio can buy them only if they are assigned a rating comparable to investment-grade by the Manager.
         A reduction in the rating of a security after its purchase by the Portfolio will not automatically require the Portfolio to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Portfolio.

                  |_| Private-Issuer Mortgage-Backed Securities.  The Portfolio can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities.  Private issuer securities are subject to the credit risks of the issuers as well as the interest rate risks and prepayment risks of CMO's, discussed above, although in some cases they may be supported by insurance or guarantees.
Primarily, these include multi-class debt or pass-through certificates secured by mortgage loans.  They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.  The Portfolio's investments in privately-issued mortgage-related securities are limited to those rated in the two highest rating categories of a national rating organization (or unrated securities having a comparable rating assigned by the
Manager).

                  |_| Asset-Backed Securities.  The Portfolio can buy asset-backed securities which are fractional interests in pools of loans collateralized by loans or other assets or receivables.  They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest.  These securities are subject to prepayment risks, and the risks of default by the issuer as well as by the borrowers of the underlying loans in the pool.

         |X|  Zero-Coupon and "Stripped" Securities.  Some of the U.S. government and corporate debt securities the
Portfolio can buy are zero-coupon bonds that pay no interest.  They are issued at a substantial discount from their face value.  "Stripped" securities are the separate income or principal components of a debt security.  Some CMO's or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.  One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.  The Portfolio may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.  Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages.  Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates.  The market for some of these securities may be limited, making it difficult for the Portfolio to value them or to dispose of its holdings at an acceptable price.

              |X| Repurchase Agreements.  The Portfolio can enter into repurchase agreements.  In a repurchase transaction, the Portfolio buys a security and simultaneously sells it to the vendor for delivery at a future date.
Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Portfolio could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Portfolio's net assets that may be subject to repurchase agreements of seven days or less.

         |X|  Derivative Investments.  The Portfolio can invest in a number of different kinds of "derivative"
investments.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, collateralized mortgage obligations and other mortgage-related securities, as well as exchange-traded options, futures contracts and other hedging instruments the Portfolio can use may be considered "derivative investments."  In addition to using hedging instruments, the Portfolio can use other derivative investments because they offer the potential for increased income.

         Derivatives have risks.  If the issuer of the derivative investment does not pay the amount due, the
Portfolio can lose money on the investment.  The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to.  As a result of these risks, the
Portfolio could realize less principal or income from the investment than expected or its hedge might be unsuccessful.  As a result, the Portfolio's share prices could fall. Certain derivative investments held by the
Portfolio might be illiquid.

         |X|  Hedging.  The Portfolio can buy and sell certain kinds of futures contracts and call options, including options on futures and debt securities indices.  These are all referred to as "hedging instruments."  The
Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them.  The
Portfolio is not required to use hedging investments in seeking its goal.

         The Portfolio could buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might do so to try to manage its exposure to changing interest rates.

         Some of these strategies would hedge the Portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Portfolio's exposure to the securities market.
Writing covered call options might also provide income to the Portfolio for liquidity purposes or to raise cash to distribute to shareholders.

         Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return.  The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

         |X| Portfolio Turnover.  The Portfolio can engage in active and frequent trading to try to achieve its objective.  While portfolio turnover may affect transaction costs the Portfolio pays, in most cases it does not pay brokerage commissions on debt securities it buys.  The Financial Highlights table at the end of this Prospectus shows the Portfolio's turnover rates during prior fiscal years.

         |X| Portfolio Holdings.  The Portfolio's holdings are included in semi-annual and annual reports that are distributed to shareholders of the Portfolio within 60 days after the close of the period for which such report is being made.  The Portfolio also makes disclosures of the portfolio securities holdings in the Statement of
Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters.  These additional quarterly filings are publicly available at the SEC.  Therefore, portfolio holdings of the Portfolio are made publicly available no later than 60 days after the close of the Portfolio's fiscal quarter.

         A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Portfolio's Statement of Additional Information.

How the Portfolio Is Managed

The Manager.  The Manager chooses the Portfolio's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10021-1008.

         |X| Portfolio Manager. The Portfolio is managed by a portfolio management team comprised of Angelo
Manioudakis, Benjamin Gord and Geoffrey Caan.  The portfolio management team is primarily responsible for the day-to-day management of the Portfolio. Mr. Manioudakis is a Vice President of the Portfolio and Senior Vice
President of the Manager. Prior to joining the Manager in April 2002, Mr. Manioudakis was an Executive Director and
portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from August
1993-April 2002.  Mr. Gord is a Vice President of the Portfolio and a Vice President of the Manager (since April
2002).  Prior to joining the Manager, Mr. Gord was an Executive Director and senior fixed income analyst at Miller
Anderson & Sherrerd, a division of Morgan Stanley Investment Management (from April 1992-March 2002).  Mr. Caan is a
Vice President of the Portfolio and Vice President of the Manager since August 2003.  Prior to joining the Manager,
Mr. Caan was a Vice President of ABN AMRO NA, Inc. (from June 2002 - August 2003) and a Vice President of Zurich
Scudder Investments (January 1999 - June 2002).

         |X|  Advisory Fees.  Under the investment advisory agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.525% of the first $300 million of average daily net assets of the Portfolio, 0.500% of the next $100 million, and 0.450% of average daily net assets over $400 million.  The Portfolio's management fee for its last fiscal year ended December 31, 2004 was ____ of average daily net assets.

|X|      Possible Conflicts of Interest.  The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.  While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio.  That could force the Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.

Pending Litigation.  A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the
"funds") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10,
2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and
12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the
Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment
Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Portfolio directly.  Please refer to the accompanying prospectus of the participating insurance company for information on how to select the
Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product.  The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the
Portfolio's best interests to do so.

----------------------------------------------------------------------------------------------------------------------
ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

----------------------------------------------------------------------------------------------------------------------

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Portfolio shares may interfere with the Manager's ability to manage the Portfolio's investments efficiently, increase the Portfolio's transaction and administrative costs and/or affect the Portfolio's performance, depending on various factors, such as the size of the Portfolio, the nature of its investments, the amount of Portfolio assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Portfolio might be required to sell portfolio securities at unfavorable times to meet redemption requests, and the Portfolio's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Companies' Board of Directors have adopted the following policies and procedures to detect and prevent frequent and/or excessive purchase and redemption activity, while balancing the needs of investors. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.

o        Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

     The Transfer Agent might not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a participating insurance company. However, the
Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the participating insurance companies or other registered owners will be asked to review account activity in their respective accounts, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the participating insurance companies controlling their respective accounts.

     The Portfolio has also asked its participating insurance companies for their cooperation in trying to prevent such excessive short term trading activity in their separate accounts by investors and their financial advisors.
While the Portfolio recognizes that some contract owners may engage in periodic asset allocation and re-balancing of fund investments in their accounts, making an "exchange" out of the Portfolio within 30 days of buying shares
(either by purchase or "exchange"), or making more than four "round trip exchanges" between funds in a year, may be considered excessive short-term trading activity. Separate accounts under common ownership or control are combined for these limits.

     Furthermore, each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your insurance company or its servicing agent to find out what trading restrictions, including limitations on exchanges of your variable annuity contract, variable life insurance policy or other plan, they may impose on your investment.

----------------------------------------------------------------------------------------------------------------------
Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The
Portfolio's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the Portfolio or its Transfer Agent.
----------------------------------------------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share.
The Portfolio does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value. The net asset value per share is determined as of the close of The New York Stock Exchange (the
"Exchange") on each day that the Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time."

The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.
To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects the fair value.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.
Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price.  The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.
The participating insurance company must receive that order before the close of the Exchange.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.  Contract holders and policyholders should not directly contact the Portfolio or its transfer agent to request a redemption of Portfolio shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado.  The
Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the
Portfolio receives the order (and no later than 7 days after the Portfolio's receipt of the order).  Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Directors.  Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.  The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional
Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in
Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Portfolio's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte
& Touche LLP, the Portfolio's independent registered public accounting firm, whose report, along with the
Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES
For More Information on Government Securities Portfolio
The following additional information about the Portfolio is available without charge upon request:

STATEMENT OF ADDITIONAL  INFORMATION.  This document includes additional  information about the Portfolio's investment policies,  risks,  and operations.  It is  incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Portfolio's  investments  and  performance  is available in the Portfolio's Annual and Semi-Annual  Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment  strategies that  significantly  affected the Portfolio's  performance  during its last fiscal year.

How to Get More Information
You can  request the  Statement  of  Additional  Information,  the Annual and  Semi-Annual  Reports,  the notice explaining the Portfolio's privacy policy and other information about the Portfolio or your account:

----------------------------------------------------------------------------------------------------------------

By Telephone:                       Call OppenheimerFunds Services toll-free:

----------------------------------------------------------------------------------------------------------------
                                    1.800.981.2871
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

By Mail:                            Write to:

----------------------------------------------------------------------------------------------------------------
                                    OppenheimerFunds Services
                                    P.O. Box 5270
                                    Denver, Colorado 80217-5270

Information  about the Portfolio  including the Statement of Additional  Information can be reviewed and copied at the
SEC's Public  Reference Room in  Washington,  D.C.  Information  on the operation of the Public  Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information  about the  Portfolio are available on the EDGAR  database  on the SEC's  Internet  website  at  www.sec.gov.  Copies  may be  obtained  after  payment  of a duplicating  fee by  electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Portfolio or to make any  representations  about the
Portfolio  other than what is  contained in this  Prospectus.  This  Prospectus  is not an offer to sell shares of the
Portfolio,  nor a  solicitation  of an offer to buy  shares  of the  Portfolio,  to any  person  in any state or other jurisdiction where it is unlawful to make such an offer.

The Portfolio's SEC File No.:  811-3255

PRO613.001.0405
Printed on recycled paper.

                                              Appendix to Prospectus of

                                              Panorama Series Fund, Inc.

                                           Government Securities Portfolio

         Graphic material  included in the Prospectus of Government  Securities  Portfolio:  "Annual Total Returns (as
of 12/31 each year)":

         A bar chart will be included in the  Prospectus  of  Government  Securities  Portfolio  depicting  the annual total returns of a  hypothetical  investment in the  Portfolio  for each of the calendar  years since the  Portfolio's inception.  Set forth below are the relevant data points that will appear in the bar chart:

         ------------------------------------- -----------------------------------
         Calendar Year Ended 12/31                    Annual Total Return
         ------------------------------------- -----------------------------------
-------------------------------------- -------------------------------------------
1995                                             18.91%
-------------------------------------- -------------------------------------------
         ------------------------------------- -----------------------------------
1996                                              1.93%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------
         1997                                                 8.82%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------
         1998                                                 8.14%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------
         1999                                                -1.73%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------
         2000                                                12.36%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------
         2001                                                 7.23%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------
         2002                                                10.06%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------
         2003                                                2.58%
         ------------------------------------- -----------------------------------
         ------------------------------------- -----------------------------------

         2004

         ------------------------------------- -----------------------------------

Growth Prospectus

Growth Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April __, 2005

                                                                       Growth Portfolio is a mutual fund that seeks
                                                              high total return.  It invests mainly in common
                                                              stocks of domestic large-cap companies.

                                                                       Shares of the Portfolio are sold only as the
                                                              underlying investment for variable life insurance
                                                              policies, variable annuity contracts and other
                                                              insurance company separate accounts.  A prospectus
                                                              for the insurance product you have selected
                                                              accompanies this Prospectus and explains how to
                                                              select shares of the Portfolio as the investment
                                                              under that insurance product.

                                                                       This Prospectus contains important
                                                              information about the Portfolio's objective, its
                                                              investment policies, strategies and risks.  Please
                                                              read this Prospectus (and your insurance product
As with all mutual funds, the Securities and                  prospectus) carefully before you invest and keep them
Exchange Commission has not approved or disapproved           for future reference about your investment.
the Portfolio's securities nor has it determined
that this Prospectus is accurate or complete. It is
a criminal offense to represent otherwise.

Contents

                  About the Portfolio
-------------------------------------------------------------------------------------------------------------------

                  The Portfolio's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Portfolio

                  The Portfolio's Performance

                  About the Portfolio's Investments

                  How the Portfolio is Managed

                  Investing in the Portfolio
-------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

The Portfolio's Investment Objective and Principal Investment Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks high total return.

What Does the Portfolio Mainly Invest In?  The Portfolio currently invests mainly in common stocks of U.S.
companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio can buy other equity investments, including preferred stocks, rights and warrants and securities convertible into common stocks.  The Portfolio can buy securities of U.S. and foreign companies of different capitalization ranges, although the Portfolio's investments in foreign securities are generally limited to no more than 10% of its total assets, as more fully described in the Portfolio's Statement of Additional Information.

         The Portfolio can also invest (normally, not more than 10% of its net assets) in debt securities.  The
Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks.
These investments are more fully explained in "About the Portfolio's Investments," below.

         |X|  How Do the Portfolio Managers Decide What Securities to Buy or Sell?  In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

                  Multi-factor quantitative models:  These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve.  These help direct portfolio emphasis by market capitalization (small, mid, or large), value or growth styles and other characteristics.  A group of "bottom up" models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
                  Fundamental research:  The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news.
                  Judgment:  The portfolio is then regularly rebalanced by the portfolio managers, using all of the tools described above.

Who Is the Portfolio Designed For?  The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking total return.
Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a Portfolio focusing on stock investments.  Since the Portfolio's income level will fluctuate and will likely be small, it is not designed for investors needing current income.  The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

         All investments carry risks to some degree.  The Portfolio's investments in stocks are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the Portfolio's investment Manager, OppenheimerFunds, Inc., will cause the Portfolio to underperform other funds having a similar objective.

          |X|  Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times can be great.  Because the Portfolio invests primarily in common stocks, the value of the Portfolio's investment holdings will be affected by changes in the stock markets.  Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's investments change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.  In particular, because the Portfolio currently emphasizes investments in stocks of U.S. issuers, it will be affected by changes in U.S. stock markets.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.  The Portfolio invests mainly in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

         The Manager may increase the relative emphasis of the Portfolio's investments in a particular industry from time to time.  Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Portfolio has increased the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

How Risky is the Portfolio Overall?  In the short term, the stock markets can be volatile, and the price of the
Portfolio's shares will go up and down substantially.  The Portfolio does not typically invest to a great extent in income-oriented investments to help cushion the Portfolio's total return from changes in stock prices.  The
Portfolio generally may be less volatile than aggressive growth stock funds, but its share price may be more volatile than funds that invest in a mix of stocks and bonds.

         These risks collectively form the risk profile of the Portfolio and can affect the value of the
Portfolio's investments, its investment performance and its prices per share.  These risks mean that you can lose money by investing in the Portfolio.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Portfolio will achieve its investment objective.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

The Portfolio's Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the last ten calendar years and by showing how the average annual total returns compared to those of a broad-based market index.  The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period 1/1/05 through  3/31/05,  the  Portfolio's  cumulative  return (not  annualized)  was ____.  Charges imposed by the separate  accounts that invest in the Portfolio  are not included in the  calculations  of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart,  the highest  return (not  annualized)  for a calendar  quarter was _____
(__QTR__) and the lowest return (not annualized) for a calendar quarter was _____ (__QTR__).

------------------------------------ ------------------------- -------------------------- --------------------------

-----------------------------------
Average Annual Total Returns for

the periods ended December 31, 2004           1 Year                    5 Years                   10 Years

------------------------------------ ------------------------- -------------------------- --------------------------
------------------------------------ ------------------------- -------------------------- --------------------------
Growth Portfolio
(inception date: 1/21/82)
------------------------------------ ------------------------- -------------------------- --------------------------
------------------------------------ ------------------------- -------------------------- --------------------------

S&P 500 Index
------------------------------------ ------------------------- -------------------------- --------------------------

1.  From 12/31/94.

The Portfolio's  average annual total returns measure the performance of a hypothetical  account without  deducting charges  imposed by the separate  accounts  that invest in the  Portfolio and assume that all dividends and capital gains  distributions  have been  reinvested  in  additional  shares.  Because the  Portfolio  invests  primarily in stocks,  its  performance  is compared to the S&P 500 Index,  an  unmanaged  index of equity  securities  that is a measure of the domestic stock market.  The index performance  includes  reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Portfolio may have investments that vary from the index.

The  Portfolio's  total returns  should not be expected to be the same as the returns of other  Oppenheimer  funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31,
2004.

Shareholder Fees.  The Portfolio does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Portfolio assets):
(% of average daily net assets)

----------------------------------------------------------- ---------------------------------------------------
Management Fees
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
Distribution and Service (12b-1) Fees
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
Other Expenses
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
Total Annual Operating Expenses
----------------------------------------------------------- ---------------------------------------------------

Expenses may vary in future years.  "Other  Expenses" in the table include  transfer  agent fees,  custodial fees, and accounting and legal expenses the Portfolio pays. The Portfolio's  transfer agent has voluntarily agreed to limit transfer and shareholder  servicing  agent fees to 0.35% per fiscal year. That  undertaking may be amended or withdrawn  at any time.  For the  Portfolio's  fiscal year ended  December 31, 2004,  the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reinvest your dividends and distributions.

The example assumes that you redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- ------------------- -------------------- ------------------- -----------------
     If shares are redeemed:             1 Year              3 Years             5 Years            10 Years
---------------------------------- ------------------- -------------------- ------------------- -----------------
---------------------------------- ------------------- -------------------- ------------------- -----------------

---------------------------------- ------------------- -------------------- ------------------- -----------------

About the Portfolio's Investments

The Portfolio's Principal Investment Policies and Risks.  The allocation of the Portfolio's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Portfolio's holdings might not always include all of the different types of investments described below.  The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

         The Portfolio's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one issuer.  Also, the Portfolio does not concentrate 25% or more of its investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time.  The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Stock Investments.  The Portfolio invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek total return.  The Portfolio currently focuses on large-cap issuers.  "Market capitalization" refers to the total market value of an issuer's common stock.
       The stock prices of large-cap issuers tend to be less volatile than the prices of mid-cap and small-cap companies in the short term, but these companies may not afford the same growth opportunities as mid-cap and small-cap companies.

Industry Focus.  Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Portfolio has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

         |X|  Portfolio Turnover.  The Portfolio can engage in active and frequent trading to try to achieve its objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the Portfolio (and may reduce performance).  The Financial Highlights table at the end of this Prospectus shows the Portfolio's portfolio turnover rates during prior fiscal years.

         |X|  Special Portfolio Diversification Requirements.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the
Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

         |X| Can the Portfolio's Investment Objective and Policies Change?  The Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.  The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Board of Directors without advance notice to shareholders.
Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Portfolio can also use the investment techniques and strategies described below.  The Portfolio might not always use all of the different types of techniques and investments described below.  These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

Loans of Portfolio  Securities.  The Portfolio has entered into a Securities  Lending Agreement with JP Morgan
Chase.  Under  that  agreement,  securities  of the  Portfolio  may be loaned to  brokers,  dealers  and other
financial   institutions.   The  Securities   Lending  Agreement   provides  that  loans  must  be  adequately
collateralized  and may be made  only in  conformity  with  the  Portfolio's  Securities  Lending  Guidelines, adopted by the Portfolio's  Board of Directors.  The value of the securities  loaned may not exceed 25% of the value of the Portfolio's net assets.

Other Equity Securities.  While the Portfolio emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock.

         The Portfolio's investments in convertible securities may include securities rated as low as "B" by
Moody's or Standard & Poor's or that have comparable ratings by other national rating organizations or, if unrated, an equivalent rating assigned by the Manager.  Securities rated below "Baa" by Moody's or "BBB" by
Standard & Poor's are below "investment grade" and are subject to greater risk of default by the issuer than investment grade securities.  However, although many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature, and in that case their rating has less impact on the investment decision than in the case of other debt securities.  These investments are subject to the Portfolio's policy of limiting its debt investments under normal circumstances to not more than 10% of its assets.

         |X|  Debt Securities.  Under normal market conditions, the Portfolio can invest in debt securities, such as securities issued or guaranteed by the U.S. government or its agencies and federally-chartered corporate entities referred to as "instrumentalities."  The Portfolio can also buy foreign government securities, and foreign and domestic corporate bonds and debentures.  Normally these investments, including convertible debt securities, are limited to not more than 10% of the Portfolio's net assets.

         The Portfolio can buy debt securities of any maturity and typically holds some short-term notes for liquidity purposes.  The Portfolio can buy debt securities that are rated by nationally- recognized rating organizations as well as unrated debt securities assigned an equivalent rating by the Manager.  The Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization) or may be below-investment grade securities (sometimes called "junk bonds") rated as low as "B" as described above in "Other Equity Securities."

                  |_| Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due.  U.S. government securities are subject to little credit risk.  While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding, lower-grade bonds, whether rated or unrated, have greater risks of default than investment grade securities.

         Lower-grade securities may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities.  There may be less of a market for them and therefore it may be harder to value or to sell them at an acceptable price when the Portfolio wants to sell them. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.  These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities.
                  |_|  Interest Rate Risks.  The prices of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

         |X| Repurchase Agreements.  In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to sell it to the vendor for delivery at a future date.  Delays or losses could occur if the other party to the agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

         |X| Derivative Investments.  The Portfolio can invest in a number of different kinds of "derivative"
investments.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Portfolio might use may be considered "derivative investments."  The Portfolio has limits on the amount of particular types of derivatives it can hold.  Currently the Portfolio does not use those types of investments to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks.  Markets underlying securities and indices may move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  Certain derivative investments held by the Portfolio may be illiquid.  If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment.  If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected.  Using derivatives could increase the volatility of the Portfolio's share prices.

         |X|  Hedging.  The Portfolio can write exchange-traded covered calls on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. These are all referred to as "hedging instruments."  The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them.  The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

         Options trading involves the payment of premiums and has special tax effects on the Portfolio.  There are also special risks in particular hedging strategies.  For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

         |X|  Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic, or political conditions, the Portfolio can invest up to 100% of its assets in temporary investments that are inconsistent with the Portfolio's principal investment strategies. Generally they would be high-quality, short-term money market instruments, such as U.S. government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements.  The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares.  To the extent the Portfolio invests defensively in these securities, it may not achieve its investment objective of total return.

         |X|  Portfolio Holdings.  The Portfolio's holdings are included in semi-annual and annual reports that are distributed to shareholders of the Portfolio within 60 days after the close of the period for which such report is being made.  The Portfolio also makes disclosures of the portfolio securities holdings in the Statement of Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters.  These additional quarterly filings are publicly available at the SEC.  Therefore, portfolio holdings of the Portfolio are made publicly available no later than 60 days after the close of the Portfolio's fiscal quarter.

         A description of the Portfolio's policies and procedures with respect to the disclosure of the
Portfolio's securities is available in the Portfolio's Statement of Additional Information.

How the Portfolio Is Managed

The Manager. The Manager chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $170 billion in assets as of December 31, 2004, including other
Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

         |X|  Portfolio Managers.  The Portfolio is co-managed by Nikolaos Monoyios and Marc Reinganum.  Mr.
Monoyios is a Vice President of the Portfolio, a Senior Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds.  Prior to joining the Manager in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance
Company.  Dr. Reinganum is a Vice President of the Portfolio and of the Manager and portfolio manager of other
Oppenheimer funds.  Prior to joining the Manager in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher
Chair in Financial Investments at Southern Methodist University since 1995.  At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the
Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

         |X|  Advisory Fees.  Under the investment advisory agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.500% of the next $100 million, and 0.450% of average daily net assets over $400 million.  The Portfolio's management fee for its last fiscal year ended December 31, 2004 was
____ of average annual net assets.

         |X|  Possible Conflicts of Interest.  The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.  While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Portfolio's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio.  That could force the
Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.
Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the Portfolio to do so.

Pending Litigation.  A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the
"funds") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on
January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Portfolio directly.  Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product.  The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Portfolio shares may interfere with the Manager's ability to manage the Portfolio's investments efficiently, increase the Portfolio's transaction and administrative costs and/or affect the Portfolio's performance, depending on various factors, such as the size of the Portfolio, the nature of its investments, the amount of Portfolio assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Portfolio might be required to sell portfolio securities at unfavorable times to meet redemption requests, and the Portfolio's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Companies' Board of Directors have adopted the following policies and procedures to detect and prevent frequent and/or excessive purchase and redemption activity, while balancing the needs of investors. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.

o        Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

     The Transfer Agent might not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a participating insurance company. However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the participating insurance companies or other registered owners will be asked to review account activity in their respective accounts, and to confirm to the Transfer
Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the participating insurance companies controlling their respective accounts.

     The Portfolio has also asked its participating insurance companies for their cooperation in trying to prevent such excessive short term trading activity in their separate accounts by investors and their financial advisors. While the Portfolio recognizes that some contract owners may engage in periodic asset allocation and re-balancing of fund investments in their accounts, making an "exchange" out of the Portfolio within 30 days of buying shares (either by purchase or "exchange"), or making more than four "round trip exchanges" between funds in a year, may be considered excessive short-term trading activity. Separate accounts under common ownership or control are combined for these limits.

     Furthermore, each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your insurance company or its servicing agent to find out what trading restrictions, including limitations on exchanges of your variable annuity contract, variable life insurance policy or other plan, they may impose on your investment.

-------------------------------------------------------------------------------------------------------------------

Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the Portfolio or its Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share.
The Portfolio does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value.  The net asset value per share is determined as of the close of The New York Stock Exchange (the
"Exchange") on each day that the Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.
All references to time in this Prospectus mean "Eastern time."

The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects the fair value.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price.  The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the
Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in
Colorado.  The participating insurance company must receive that order before the close of the Exchange.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policyholders should not directly contact the Portfolio or its Transfer Agent to request a redemption of Portfolio shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado.  The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than 7 days after the Portfolio's receipt of the order).
Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Directors. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional
Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in
Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Portfolio's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by
Deloitte & Touche LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES

For More Information on the Growth Portfolio
The following additional information about the Portfolio is available without charge upon request:

Statement  of  Additional  Information.  This  document  includes  additional  information  about  the  Portfolio's investment  policies,  risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and  Semi-Annual  Reports.  Additional  information  about the  Portfolio's  investments  and performance is available  in the  Portfolio's  Annual and  Semi-Annual  Reports to  shareholders.  The  Annual  Report  includes a discussion of market conditions and investment strategies that significantly  affected the Portfolio's  performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Portfolio's privacy act and other information about the Portfolio or your account:

-------------------------------------------------------------------------------------------------------------

By Telephone:                       Call OppenheimerFunds Services toll-free:

-------------------------------------------------------------------------------------------------------------
                                    1.800.981.2871

By Mail:                            Write to:
                                    OppenheimerFunds Services
                                    P.O. Box 5270
                                    Denver, Colorado 80217-5270

Information  about the Portfolio  including the Statement of Additional  Information  can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be  obtained  by  calling  the SEC at  1.202.942.8090.  Reports  and  other  information  about the  Portfolio  are available  on the EDGAR  database  on the SEC's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment of a duplicating fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized to provide any  information  about the  Portfolio or to make any  representations about the  Portfolio  other than what is contained in this  Prospectus.  This  Prospectus  is not an offer to sell shares of the Portfolio,  nor a solicitation  of an offer to buy shares of the Portfolio,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Company's SEC File No.: 811-3255
PR0608.001.0405 Printed on recycled paper.

                                             Appendix to Prospectus of
                                            Panorama Series Fund, Inc.
                                                 Growth Portfolio

         Graphic material included in the Prospectus of Growth  Portfolio:  "Annual Total Returns (as of 12/31 each year)":

         A bar chart will be included  in the  Prospectus  of Growth  Portfolio  (the  "Portfolio")  depicting  the annual total returns of a hypothetical  investment in non-service  shares of the Portfolio for each of the ten most recent calendar years.  Set forth below are the relevant data points that will appear in the bar chart:

      ---------------------------------------- ----------------------------------
      Calendar Year Ended 12/31                       Annual Total Return
      ---------------------------------------- ----------------------------------
-------------------------------------- -------------------------------------------
1995                                                     38.06%
-------------------------------------- -------------------------------------------
      ---------------------------------------- ----------------------------------
1996                                                     18.87%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------
      1997                                                  26.37%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------
      1998                                                    8.43%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------
      1999                                                   -3.76%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------
      2000                                                  -12.66%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------
      2001                                                  -10.61%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------
      2002                                                  -18.97%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------
      2003                                                  26.81%
      ---------------------------------------- ----------------------------------
      ---------------------------------------- ----------------------------------

      2004

      ---------------------------------------- ----------------------------------

International Growth Prospectus

Oppenheimer International Growth Fund/VA
A Series of Panorama Series Fund, Inc.

Prospectus dated April __, 2005

                                                                       Oppenheimer International Growth Fund/VA is
                                                              a mutual fund that seeks long-term growth of
                                                              capital.  It emphasizes investments in common stocks
                                                              and securities of foreign companies.

                                                                       Shares of the Fund are sold only as an
                                                              underlying investment for variable life insurance
                                                              policies, variable annuity contracts and other
                                                              insurance company separate accounts.  A prospectus
                                                              for the insurance product you have selected
                                                              accompanies this Prospectus and explains how to
                                                              select shares of the Fund as an investment under that
                                                              insurance product and whether you are only eligible
                                                              to purchase Service shares of the Fund.

                                                                       This Prospectus contains important
                                                              information about the Fund's objective, its
As with all mutual funds, the Securities and                  investment policies, strategies and risks.  Please
Exchange Commission has not approved or disapproved           read this Prospectus (and your insurance product
the Fund's securities nor has it determined that              prospectus) carefully before you invest and keep them
this Prospectus is accurate or complete. It is a              for future reference about your investment.
criminal offense to represent otherwise.

                                                                                                               1234

Contents

                  About the Fund
-------------------------------------------------------------------------------------------------------------------

                  The Fund's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund
-------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Investment Objective and Principal Investment Strategies

What Is the Fund's Investment Objective?  The Fund seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

What Does the Fund Mainly Invest In?  The Fund currently invests mainly in common stocks of foreign growth companies listed on foreign stock exchanges.  They can include both smaller, less-well-known companies and larger, more established companies that the portfolio manager believes have favorable prospects for capital growth relative to the market.

         The Fund does not limit its investments to issuers within a specific market capitalization range.
Although the Fund currently has an emphasis on mid-size companies, the Fund's emphasis may change over time.  It can invest up to 25% of its total assets in emerging markets and can invest without limit in developed markets throughout the world.  The Fund may increase the relative emphasis of its investments in one or more industries, countries, or regions from time to time, such as Europe or Asia, for example.

         The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features.  The Fund can invest up to 20% of its total assets in debt securities when the portfolio manager believes that it is appropriate to do so in order to seek the Fund's objective.  The Fund typically does not invest in debt securities to a significant degree.  The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks.  These investments are more fully explained in "About the Fund's Investments," below.

         |X|  How Does the Portfolio Manager Decide What Securities to Buy or Sell?  In selecting securities for the Fund, the Fund's portfolio manager evaluates investment opportunities on a company-by-company basis.  The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach - that is, looking at the investment performance of individual stocks before considering the impact of general or industry trends.  This approach includes fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

         In seeking broad diversification of the Fund's investment holdings, the portfolio manager currently focuses on the factors below, which may vary in particular cases and may change over time. The portfolio manager currently searches for:
|_|      Companies that enjoy a strong competitive position and high demand for their products and services,
|_|      Companies that participate in markets with substantial barriers against entry by potential competitors,
|_|      Well-financed companies that are entering a growth cycle, and
|_|      Companies with accelerating earnings growth and cash flow.

         In applying these and other selection criteria, the portfolio manager considers the potential effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends, or "global themes," currently considered include mass affluence, aging, corporate restructuring and efficiency enhancing technologies and services.  The portfolio manager does not invest a fixed amount of the Fund's assets according to these themes and this strategy and the themes that are considered may change over time.

Who Is the Fund Designed For?  The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term from foreign stocks.  Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive fund focusing on growth stock investments, and the special risks of investing in both emerging and developed foreign countries.  The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Fund's investment Manager, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

         Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks.  That volatility is likely to be even greater for companies with lower capitalizations because their securities may not be widely traded.  The Fund can buy securities of issuers in emerging or developed foreign markets that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

         However, changes in the market prices of securities can occur at any time.  The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.  There is no assurance that the Fund will achieve its investment objective.

         |X|  Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund invests primarily in common stocks of foreign companies, the value of the Fund's investment holdings will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of securities in particular foreign markets.  Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's investments change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular industry, its share values can be expected to fluctuate in response to events affecting that industry.

         |X|  Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks. The Fund can buy securities of companies (or governments) in any country, including developed countries and emerging markets.  Under normal market conditions (when the Manager believes that the stock markets are not in an unstable or volatile period) the Fund will invest at least 90% of its total assets in equity securities of issuers located outside the U.S.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, currency devaluation, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.  To the extent that the Fund increases the relative emphasis of its investment holdings in companies in a particular country or region, it will be subject to the risks of political or economic events that affect that country or region.

         Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange that day, when the
Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees may help deter those activities.

         |X|  Passive Foreign Investment Companies.  The Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities.
For tax purposes, these funds also may be PFICs.

         The Fund is subject to certain percentage limitations under the Investment Company Act of 1940 relating to the purchase of securities of investment companies, and, consequently, the Fund may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than 10% of the value of the Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

|X|      Special Risks of Emerging Markets.  Securities of issuers in emerging markets present risks not found in more mature markets.  They may be more difficult to value or to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.  Emerging countries may have less developed trading markets and exchanges.  They may have less developed legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.  As a result of these risk factors, these investments may be very speculative.

         How Risky is the Fund Overall? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

         In the short term, foreign stocks can be volatile and the price of the Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive or liquidity purposes.  The Fund is generally an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation.  It is likely to be subject to greater fluctuations in its share prices than funds that do not invest in foreign securities (especially emerging market securities) or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Fund's Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its non-service shares) from year to year for the last ten calendar years and by showing how the average annual total returns compared to those of a broad-based market index.  Because Service shares are subject to a service fee, the performance is expected to be lower for any given period.  The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period 1/1/05  through  3/31/05,  the Fund's  cumulative  return (not  annualized)  was ____.  Charges that apply to  separate  accounts  investing  in the Fund are not  included  in the  calculations  of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was _____
(__QTR__) and the lowest return for a calendar quarter was ____ (__QTR__).

------------------------------------------- ------------------ -------------------------- --------------------------

------------------------------------------                              5 Years                   10 Years
Average   Annual  Total  Returns  for  the       1 Year          (or life of class if       (or life of class if
periods ended December 31, 2004                                          less)                      less)

------------------------------------------- ------------------ -------------------------- --------------------------
------------------------------------------- ------------------ -------------------------- --------------------------
Oppenheimer International Growth Fund/VA
(inception: 5/13/92) "non-service shares"
------------------------------------------- ------------------ -------------------------- --------------------------
------------------------------------------- ------------------ -------------------------- --------------------------
Morgan Stanley EAFE Index
------------------------------------------- ------------------ -------------------------- --------------------------
------------------------------------------- ------------------ -------------------------- --------------------------
Oppenheimer  International  Growth Fund/VA
Service Shares
(inception 3/19/01)
------------------------------------------- ------------------ -------------------------- --------------------------

1.       From 12/31/94.

The Fund's average annual total returns in the table measure the  performance  of a  hypothetical  account  without deducting  charges  imposed by the  separate  accounts  that invest in the Fund and assume that all  dividends  and capital  gains  distributions  have been  reinvested in additional  shares.  Because the Fund invests  primarily in foreign  stocks,  the Fund's  performance is compared to the Morgan Stanley  Capital  International  EAFE Index, an
unmanaged  index of equity  securities  listed on 20 principal  stock markets of Europe,  Asia and  Australia.  The index  performance  includes  reinvestment  of income but does not reflect  transaction  costs,  fees,  expenses or taxes.  The Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other  Oppenheimer  funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2004.

Shareholder Fees.  The Fund does not charge any initial sales charge to buy shares or to reinvest dividends.
There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------- ---------------------------------- -------------------------------
                                                      Non-Service Shares                  Service Shares
---------------------------------------------- ---------------------------------- -------------------------------
---------------------------------------------- ---------------------------------- -------------------------------
Management Fees
---------------------------------------------- ---------------------------------- -------------------------------
---------------------------------------------- ---------------------------------- -------------------------------
Distribution and Service (12b-1) Fees
---------------------------------------------- ---------------------------------- -------------------------------
---------------------------------------------- ---------------------------------- -------------------------------
Other Expenses
---------------------------------------------- ---------------------------------- -------------------------------
---------------------------------------------- ---------------------------------- -------------------------------
Total Annual Operating Expenses
---------------------------------------------- ---------------------------------- -------------------------------

Expenses  may vary in future  years.  "Other  Expenses"  include  transfer  agent  fees,  custodial  fees,  and accounting  and legal  expenses the Fund pays.  The expenses  above for the service shares class are based upon service fees  currently in effect.  The Fund's  transfer  agent has  voluntarily  agreed to limit  transfer and shareholder  servicing agent fees to 0.35% per fiscal year, for both classes.  That  undertaking may be amended or withdrawn at any time.  For the Fund's  fiscal year ended  December  31, 2004,  the transfer  agent fees did not exceed the expense limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest your dividends and distributions.

The example assumes that you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------------- -------------------- ------------------- ---------------- ------------------
If shares are redeemed:                        1 Year              3 Years            5 Years          10 Years
---------------------------------------- -------------------- ------------------- ---------------- ------------------
---------------------------------------- -------------------- ------------------- ---------------- ------------------
Non-Service Shares
---------------------------------------- -------------------- ------------------- ---------------- ------------------
---------------------------------------- -------------------- ------------------- ---------------- ------------------
Service Shares
---------------------------------------- -------------------- ------------------- ---------------- ------------------

About the Fund's Investments

The Fund's Principal Investment Policies and Risks.  The allocation of the Fund's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The
Fund's portfolio might not always include all of the different types of investments described below.  The
Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased.  The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a large percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

         |X|  Growth Stock Investments.  The Fund emphasizes investments in common stocks of foreign companies that the Manager believes have growth potential.  Growth companies can be new or established companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets.  Current examples include companies in the fields of telecommunications, pharmaceuticals, computer software, and new consumer products.

         Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position.  They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than competitors.

         Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.  Therefore, they might not emphasize paying dividends, and might not pay any dividends for some time.  They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term, relative to the overall stock market. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not produce the expected results or they may be subject to more volatility because of investor speculation about the issuer's prospects.

         Stocks of small- and mid-sized companies may have more limited product lines or markets for their products or more limited access to financial resources than larger, more established companies.  Their stocks may be more volatile an/or less liquid than those of larger issuers.  That means the Fund could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.

         |X|  Foreign Securities.  The Fund can buy stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S.  Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets.  The Fund considers securities of foreign issuers that are represented in the U.S.
securities markets by American Depository Receipts (ADRs) or similar depository arrangements to be "foreign securities" for purposes of its investment allocations.  The Fund can also buy debt securities issued by foreign companies, but they would primarily be convertible securities.  It can buy debt securities issued by foreign governments or their agencies, but these are not expected to be a main investment strategy of the Fund.

         The Fund can invest up to 25% of its total assets in securities of companies based in "emerging"
markets.  An issuer is considered by the Fund to be located in an emerging market if:
o        the issuer is organized under the law of an emerging country;
o        the issuer's principal securities trading market is in an emerging market; or
o        at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit is derived
              (directly or indirectly) from assets or activities located in emerging markets.

         |X|  Portfolio Turnover.  The Fund ordinarily does not engage in short-term trading to try to achieve its objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). The Financial Highlights table at the end of this Prospectus shows the Fund's turnover rates during prior fiscal years.

         |X|  Special Fund Diversification Requirements.  To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers.  The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue
Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

         |X| Can the Fund's Investment Objective and Policies Change?  The Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is not a fundamental policy, but will not be changed by the Board of Directors without advance notice to shareholders.  Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them.  These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

         |X|  Investing in Special Situations.  At times the Fund might use aggressive investment techniques.
These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer.  However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's security.  The Fund's investment might not produce the expected gains or could incur a loss for the Fund.

         |X|  Cyclical Opportunities.  The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential.  For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities.  The Fund focuses on seeking growth over the long term but on occasion might seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.  There is the risk that those securities might lose value when the issuer or industry is out of phase in the business cycle.

         |X|  Debt Securities.  The Fund can also invest up to 20% of its total assets in debt securities when the Manager believes that it is appropriate in seeking the Fund's objective.  The Fund can buy debt securities issued by foreign governments, by supranational organizations such as the World Bank, or by companies.  Those debt securities may be rated or unrated.  The Fund can invest up to 15% of its total assets in debt securities that are below investment grade.  Those lower-rated debt securities are commonly called "junk bonds," and have greater risks of default than investment-grade securities.  The Fund currently does not intend to invest more than 5% of its total assets in securities rated below investment grade.  The Fund does not expect that its holdings of debt securities, including convertible securities will normally represent more than 5% of its total assets.

                  |_| Convertible Securities.  While the Fund emphasizes investments in common stocks, it can also buy securities convertible into common stock. Although some convertible securities are debt securities, the
Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities.  Nevertheless, convertible debt securities, like other debt securities, are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates).

         The Fund can buy below-investment-grade convertible debt securities, which are subject to greater risks of default than investment-grade securities.  To the extent the Fund buys debt securities it will focus primarily on investment-grade securities.

         |X|  Investing in Domestic Securities.  The Fund does not expect to invest more than 10% of its assets in securities of U.S. issuers as part of its normal investment program.  However, it can hold common and preferred stocks as well as debt securities of U.S. companies, and can also invest in U.S. corporate and government debt securities for defensive and liquidity purposes.

         |X|  Illiquid and Restricted Securities.  Investments may be illiquid because there is no active trading market for them.  That might make it difficult to value them or dispose of them promptly at an acceptable price.
A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.  The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Repurchase Agreements.  The Fund can enter into repurchase agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

         |X|  Derivative Investments.  The Fund can use a number of different kinds of "derivative" investments, although it does not do so currently to a significant degree and is not required to use them to seek its goal.
In general terms, a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an underlying asset, interest rate or index.  In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Fund might use can be considered
"derivative" investments.  In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value.

                  |_|  There are Special Risks in Using Derivative Investments.  Markets underlying securities and indices may move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  If that happens, the Fund's share price could decline.

         The Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.  As a result of these risks the Fund could realize less return from the investment than expected.
Certain derivative investments held by the Fund may be illiquid.

         |X|  Hedging.  The Fund can buy and sell certain kinds of futures contracts, forward contracts, currency swaps and exchange-traded call options, including call options on futures contracts, foreign currencies and broadly-based securities indices.  These are all referred to as "hedging instruments."  Although the Fund can use forward contracts, options or futures to hedge foreign currency risks when buying and selling securities, it does not currently use them or other types of hedging extensively and does not use hedging instruments for speculative purposes.  It has limits on its use of hedging.  The Fund is not required to use hedging instruments in seeking its goal.

         Some of these strategies would hedge the portfolio against price fluctuations.  Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.  Forward contracts could be used to try to manage foreign currency risks on the Fund's foreign investments.  Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return.  The Fund could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the
Fund's principal investment strategies.  Generally they would be cash equivalents (such as commercial paper in the top two rating categories of national rating organizations), money market instruments, short-term debt securities, U.S. or foreign government securities, or repurchase agreements.  They can also include other investment grade debt securities.  The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or investment securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital growth.

         |X|  Portfolio Holdings.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made.  The Fund also makes disclosures of the Fund's portfolio securities holdings in the
Statement of Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters.  These additional quarterly filings are publicly available at the SEC.  Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of the Fund's fiscal quarter.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolios securities is available in the Fund's Statement of Additional Information.

How the Fund Is Managed

The Manager.  The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $170 billion in assets as of December 31, 2004, including other
Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

         |X| Portfolio Manager.  The portfolio manager of the Fund is George Evans.  He has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 1999.  He is a Vice
President of the Fund and of the Manager.  He serves as an officer and portfolio manager of other Oppenheimer funds and has been employed by the Manager since 1990.

         |X| Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.  The Fund's management fee for the fiscal year ended December 31, 2004 was ____% of average annual net assets.

Possible Conflicts of Interest.  The Fund offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.  While the
Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict.  For example, a conflict could arise because of differences in tax treatment.

         The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do
so.

Pending Litigation.  A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the
"funds") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on
January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Fund directly.
Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product.  That prospectus will indicate whether you are only eligible to purchase Service shares of the Fund.  The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the
Fund's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive purchase and redemption activity, while balancing the needs of investors. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.

o        Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

     The Transfer Agent might not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a participating insurance company. However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the participating insurance companies or other registered owners will be asked to review account activity in their respective accounts, and to confirm to the Transfer
Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the participating insurance companies controlling their respective accounts.

     The Fund has also asked its participating insurance companies for their cooperation in trying to prevent such excessive short term trading activity in their separate accounts by investors and their financial advisors.
While the Fund recognizes that some contract owners may engage in periodic asset allocation and re-balancing of fund investments in their accounts, making an "exchange" out of the Fund within 30 days of buying shares (either by purchase or "exchange"), or making more than four "round trip exchanges" between funds in a year, may be considered excessive short-term trading activity. Separate accounts under common ownership or control are combined for these limits.

     Furthermore, each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your insurance company or its servicing agent to find out what trading restrictions, including limitations on exchanges of your variable annuity contract, variable life insurance policy or other plan, they may impose on your investment.

-------------------------------------------------------------------------------------------------------------------

Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent.  The
Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its
Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share.
The Fund does not impose any sales charge on purchases of its shares.  If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value.  The net asset value per share is determined as of the close of The New York Stock Exchange (the
"Exchange") on each day that the Exchange is open for trading (referred to in this Prospectus as a "regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.
All references to time in this Prospectus mean "Eastern time."

The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects the fair value.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

         The Offering Price.  The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in
Colorado.  The participating insurance company must receive that order before the close of the Exchange.

         |X|  Classes of Shares.  The Fund offers two different classes of shares.  The class designated as
Service shares are subject to a distribution and service plan.  The impact of the expenses of the Plan on Service shares is described below.  The class of shares that are not subject to a Plan has no class "name" designation.
The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

Distribution and Service Plan for Service Shares

         The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor for distribution related services and personal services and account maintenance for the Fund's Service shares.  The
Plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Service shares of the Fund.  The Board may increase that rate to no more than 0.25% per annum, without advance notification.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.
Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.  Contract holders and policy holders should not directly contact the Fund or its Transfer Agent to request a redemption of Fund shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in
Colorado.  The participating insurance company must receive that order before the close of the Exchange (normally
4:00 PM Eastern time).  The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order).
Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Directors.
Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.  The
Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in Fund shares.  You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES
For More Information on Oppenheimer International Growth Fund/VA
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL  INFORMATION.  This document  includes  additional  information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information about the Fund's investments and performance is available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual Report includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's  performance  during its last fiscal year.

How to Get More Information
You can request the Statement of  Additional  Information,  the Annual and  Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
By Telephone:                       Call OppenheimerFunds Services toll-free:
                                    1.800.981.2871

By Mail:                            Write to:
                                    OppenheimerFunds Services
                                    P.O. Box 5270
                                    Denver, Colorado 80217-5270
Information  about the Fund  including the Statement of  Additional  Information  can be reviewed and copied at the
SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information about the Fund are available on the
EDGAR  database  on the  SEC's  Internet  website  at  www.sec.gov.  Copies  may be  obtained  after  payment  of a duplicating fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Fund or to make any  representations  about the Fund other than what is  contained in this  Prospectus.  This  Prospectus  is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Company's SEC File No.: 811-3255
PRO616.001.0405  Printed on recycled paper.

                                             Appendix to Prospectus of

                                            Panorama Series Fund, Inc.

                                     Oppenheimer International Growth Fund/VA

         Graphic material  included in the Prospectus of Oppenheimer  International  Growth Fund/VA:  "Annual Total
Returns (as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer  International  Growth Fund/VA depicting the annual total returns of a  hypothetical  investment in shares of the Fund for each of the calendar  years since the
Fund's inception.  Set forth below are the relevant data points that will appear in the bar chart:

   ------------------------------------- -------------------------------------
   Calendar Year Ended 12/31                     Annual Total Return
   ------------------------------------- -------------------------------------
-------------------------------------- ---------------------------------------
1995                                             10.30%
-------------------------------------- ---------------------------------------
   ------------------------------------- -------------------------------------
1996                                              13.26%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------
   1997                                                   8.11%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------
   1998                                                  19.40%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------
   1999                                                  50.37%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------
   2000                                                  -9.43%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------
   2001                                                -24.31%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------
   2002                                                -28.51%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------
   2003                                                 50.13%
   ------------------------------------- -------------------------------------
   ------------------------------------- -------------------------------------

   2004

   ------------------------------------- -------------------------------------

Total Return Prospectus

Total Return Portfolio
A Series of Panorama Series Fund, Inc.

Prospectus dated April __, 2005

                                                                       Total Return Portfolio is a mutual fund that
                                                              seeks to maximize total investment return by
                                                              allocating its assets among investments in stocks,
                                                              corporate bonds, U.S. government securities and money
                                                              market instruments.

                                                                       Shares of the Portfolio are sold only as an
                                                              underlying investment for variable life insurance
                                                              policies, variable annuity contracts and other
                                                              insurance company separate accounts. A prospectus for
                                                              the insurance product you have selected accompanies
                                                              this Prospectus and explains how to select shares of
                                                              the Portfolio as an investment under that insurance
                                                              product.

                                                                       This Prospectus contains important
                                                              information about the Portfolio's objective, its
                                                              investment policies, strategies and risks. Please
As with all mutual funds, the Securities and                  read this Prospectus (and your insurance product
Exchange Commission has not approved or disapproved           prospectus) carefully before you invest and keep them
the Portfolio's securities nor has it determined              for future reference about your investment.
that this Prospectus is accurate or complete. It is
a criminal offense to represent otherwise.

Contents

                  About the Portfolio
-------------------------------------------------------------------------------------------------------------------

                  The Portfolio's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Portfolio

                  The Portfolio's Performance

                  About the Portfolio's Investments

                  How the Portfolio is Managed

                  Investing in the Portfolio
-------------------------------------------------------------------------------------------------------------------

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Principal Investment Strategies

What Is the Portfolio's Investment Objective?  The Portfolio seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S.
government securities and money market instruments, according to changing market conditions.

What Does the Portfolio Invest In?  The Portfolio invests mainly in common stocks, corporate bonds, U.S.
government securities (including mortgage-related securities), and short-term notes.  The Portfolio's investment
Manager, OppenheimerFunds, Inc. (the "Manager"), can allocate the Portfolio's investments among these different types of securities in different proportions at different times to seek the Portfolio's goal.  That allocation is based on the Manager's judgment of where the best opportunities are after evaluating market and economic conditions.

         Normally, at least 25% of the Portfolio's total assets will be invested in fixed income senior securities.  Otherwise, the Portfolio is not required to allocate its investments among stocks, corporate bonds,
U.S. government securities and money market instruments in any fixed proportion and the relative weighting of those asset classes in the Portfolio's holdings will change over time. Therefore, the Portfolio might have some of its assets invested in each asset class or it might not invest in certain asset classes at times.

o        Stocks.  The Portfolio can buy a variety of domestic and foreign stocks and other equity investments, including common and preferred stocks, warrants and securities convertible into common stock.  The Portfolio can buy securities of companies of different market capitalization ranges.  Currently, the Portfolio invests primarily in the securities of domestic large capitalization companies.  There are limits on the Portfolio's investments in foreign securities.

o        Debt Securities.  The Portfolio can invest in a variety of debt securities, including securities issued or guaranteed by the U.S. government and its agencies and federally-chartered corporate entities referred to as
"instumentalities."  The Portfolio can buy mortgage-related securities and collateralized mortgage obligations
("CMOs") issued or guaranteed by the U.S. government or private issuers.  It can also buy municipal securities, foreign government securities, and domestic and foreign corporate debt obligations. The Portfolio can buy bonds rated below investment grade (these are commonly called "junk bonds"), but currently limits these investments to not more than 5% of its assets.

o        Money Market Instruments.  The Portfolio can hold money market instruments, such as short-term U.S.
government securities, commercial paper and bank instruments as part of its normal investment program, or for cash management purposes, or as a defensive investment when the Manager believes that the securities markets are unstable.

         The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments," below.

         |X|  How Do the Portfolio Managers Decide What Securities to Buy or Sell?  In selecting securities for purchase or sale by the Portfolio, the portfolio managers follow an investment process that uses quantitative tools to analyze market dynamics and economic trends to help determine the allocation of the Portfolio's investments over different asset classes.  In selecting stocks for the Portfolio, the portfolio managers use a systematic and disciplined quantitative investment style.  While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below:
|_|      In selecting stocks, the portfolio managers use proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the S&P 500 Index that they consider to be temporarily undervalued by various measures. Individual stocks are selected for the portfolio using a ranking process based on those valuation models.
|_|      The portfolio managers use both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may provide growth opportunities, for example, by selecting stocks of issuers that have better earnings, cash flow, revenues and/or other favorable characteristics than analysts have expected.  The portfolio managers, in essence, seek to choose stocks having prices that are relatively low in relation to what they consider to be the stocks' real worth or future prospects with the expectation that these stocks will increase in value when the market re-evaluates the issuers.
|_|      Seeking to reduce overall risks, the portfolio managers diversify the Portfolio's equity positions by allocating investments among industries within the S&P 500 Index.

Who Is the Portfolio Designed For?  The Portfolio's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking total investment return over the long term from a flexible portfolio investing in different asset classes, including stocks, bonds and money market instruments.  Because the Portfolio invests a portion of its assets in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that can have substantial stock investments. Since the Portfolio's income level will fluctuate, it is not designed for investors needing an assured level of current income.  The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

         All investments carry risks to some degree.  The Portfolio's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Portfolio's investment Manager, OppenheimerFunds, Inc., will cause the Portfolio to underperform other funds having similar objectives.

|X|      Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times can be great.  Because the Portfolio typically has substantial investments in common stocks, the value of the
Portfolio's investment holdings will be affected by changes in the stock markets. Market risk will affect the
Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's investments change.

         A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.  In particular, because the Portfolio's stock investments are primarily in U.S. issuers, its share price will be affected by changes in U.S. stock markets.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.  The Portfolio invests in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.  To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry, its share values can fluctuate in response to events affecting that industry.

         |X| Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Portfolio's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares may be reduced. While the Portfolio's investments in U.S.
government securities are subject to little credit risk, the Portfolio's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

         |X|  Interest Rate Risks.  The prices of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

         |X|  Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually, when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity.  Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  The Portfolio might have to reinvest the proceeds of prepaid securities in new securities offering lower yields.  Additionally, the Portfolio can buy mortgage-related securities at a premium.
Accelerated prepayments on those securities could cause the Portfolio to lose the portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates.  In turn, this could cause the value of the
Portfolio's shares to fluctuate more.

         |X| There are Special Risks in Using Derivative Investments. The Portfolio can use derivatives to seek increased returns or to try to hedge investment risks.  In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, mortgage-related securities and CMOs, asset-backed securities and "stripped" securities are examples of derivatives the Portfolio can use.

         If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform.  If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected.  The Portfolio has limits on the amounts of particular types of derivatives it can hold.  However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

         How Risky is the Portfolio Overall?  The risks described above collectively form the risk profile of the
Portfolio and can affect the value of the Portfolio's investments, its investment performance and its price per share.  These risks mean that you can lose money by investing in the Portfolio.  When you redeem your shares, they may be worth more or less than what you paid for them.

         However, changes in the overall market prices of securities and the income they pay can occur at any time.  The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.  There is no assurance that the Portfolio will achieve its investment objective.  In the short term, the stock markets can be volatile, and the price of the
Portfolio's shares will go up and down as a result. The Portfolio's income-oriented investments may help cushion the Portfolio's total return from changes in stock prices, but fixed-income securities have their own risks, such as the risk of default and changes in value when interest rates change.  The Portfolio seeks to reduce the effects of these risks by diversifying its investments over different asset classes.  The Portfolio may be less volatile than funds that invest only in stocks but may be more volatile than funds that invest solely in investment grade bonds.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

The Portfolio's Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the last ten calendar years and by showing how the average annual total returns compared to those of broad-based market indices.  The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period 1/1/05 through 3/31/05, the Portfolio's cumulative return (not annualized) was ____.  Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ____
(__QTR__) and the lowest return (not annualized) for a calendar quarter was ____ (__QTR__).

----------------------------------------- ---------------------- ------------------------ --------------------------
Average Annual Total Returns for the

periods ended December 31, 2004           ---------------------

                                                                         5 Years                  10 Years
                                                 1 Year
----------------------------------------- ---------------------- ------------------------ --------------------------
----------------------------------------- ---------------------- ------------------------ --------------------------
Total Return Portfolio (inception:
9/30/82)
----------------------------------------- ---------------------- ------------------------ --------------------------
----------------------------------------- ---------------------- ------------------------ --------------------------
S&P 500 Index (from: 12/31/93)
----------------------------------------- ---------------------- ------------------------ --------------------------
----------------------------------------- ---------------------- ------------------------ --------------------------
Merrill Lynch Corporate
Gov't Master Index
----------------------------------------- ---------------------- ------------------------ --------------------------

1. From 12/31/94.
The Portfolio's  average annual total returns measure the performance of a hypothetical  account without  deducting charges  imposed by the separate  accounts  that invest in the  Portfolio and assume that all dividends and capital gains  distributions  have been  reinvested  in  additional  shares.  Because the  Portfolio  invests in stocks and bonds,  its  performance  is compared  to the S&P 500 Index,  an  unmanaged  index of equity  securities  that is a measure of the general  domestic  stock market and to the Merrill Lynch  Corporate and  Government  Master Index, a
broad-based  index of debt  securities.  The  indices'  performance  includes  reinvestment  of income but does not reflect transaction costs, fees, expenses or taxes.  The Portfolio's investments vary from those in the indices.

The Portfolio's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Portfolio

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Portfolio. The Portfolio pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Portfolio's assets to calculate the Portfolio's net asset values per share. All shareholders therefore pay those expenses indirectly. The numbers below are based on the Portfolio's expenses during its fiscal year ended December 31,
2004.

Shareholder Fees.  The Portfolio does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges. Please refer to the accompanying prospectus of the participating insurance company for information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product.  Those charges and fees are not reflected in the table below.

Annual Fund Operating Expenses (deducted from Portfolio assets):
(% of average daily net assets)

----------------------------------------------------------- -----------------------------------------------
Management Fees
----------------------------------------------------------- -----------------------------------------------
----------------------------------------------------------- -----------------------------------------------
Distribution and Service (12b-1) Fees
----------------------------------------------------------- -----------------------------------------------
----------------------------------------------------------- -----------------------------------------------
Other Expenses
----------------------------------------------------------- -----------------------------------------------
----------------------------------------------------------- -----------------------------------------------
Total Annual Operating Expenses
----------------------------------------------------------- -----------------------------------------------

Expenses may vary in future years.  "Other  Expenses"  include  transfer agent fees,  custodial  fees, and accounting and legal expenses the Portfolio pays. The Portfolio's  transfer agent has voluntarily  agreed to limit transfer and shareholder  servicing agent fees to 0.35% per fiscal year, for both classes.  That undertaking may be amended or withdrawn at any time. For the  Portfolio's  fiscal year ended December 31,
2004, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and reinvest your dividends and distributions.

The example assumes that you redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- -------------------- -------------------- ------------------- -------------------
If shares are redeemed:                  1 Year               3 Years             5 Years             10 Years
---------------------------------- -------------------- -------------------- ------------------- -------------------
---------------------------------- -------------------- -------------------- ------------------- -------------------

---------------------------------- -------------------- -------------------- ------------------- -------------------

About the Portfolio's Investments

The Portfolio's Principal Investment Policies.  The allocation of the Portfolio's investment holdings among the different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The
Portfolio's holdings might not always include all of the different types of investments described below.  The
Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The
Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one issuer.  Also, the Portfolio does not concentrate 25% or more of its investments in any one industry.

         |X|  Stocks and Other Equity Investments.  The Portfolio can invest in the equity securities of issuers that may be of small, medium or large capitalization, to seek total investment return.  The Portfolio's stock investments mainly are common stocks but it can also invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock.  The Portfolio can buy securities issued by domestic or foreign companies.  However, the Portfolio's investments in stocks are currently focused on those of U.S. issuers.

         The Portfolio's equity investments may be exchange-traded or over-the-counter securities.
Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.

                  |_|  Convertible Securities.  Many convertible securities are a form of debt security, but the
Manager regards some of them as "equity substitutes" because of their conversion feature. In those cases, their ratings have less impact on the Manager's investment decision than in the case of other debt securities.  The
Portfolio's investments in convertible securities may include securities rated as low as "B" by Moody's Investor
Services, Inc. or Standard & Poor's Rating Service or that have comparable ratings by other national rating organizations or, if they are unrated, have an equivalent rating assigned by the Manager.  Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment grade securities.

         |X|  Corporate Bonds and U.S. Government Securities.  The Portfolio can buy debt securities that are rated by nationally-recognized rating organizations as well as unrated securities assigned an equivalent rating by the Manager.  The Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization) or may be securities that are below investment grade (sometimes called "junk bonds"), rated as low as "B," as described above in "Convertible Securities."  The Portfolio does not invest more than 10% of its total assets in unrated debt securities.

         While the Portfolio can invest as much as 20% of its total assets in debt securities and preferred stocks rated below investment-grade, currently it does not intend to invest more than 5% of its total assets in these investments.  While the Portfolio is not required to sell a bond that falls below that rating after the
Portfolio buys it, the Manager will monitor the Portfolio's holdings to determine whether to sell these securities.

                  |_|  Special Credit Risks of Lower-Grade Securities.  All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk.  While investment-grade securities are subject to risks of non-payment of principal and interest, in general higher-yielding, lower-grade bonds, whether rated or unrated, have greater risks of default than investment-grade securities.  U.S. government securities are subject to little credit risk.  Because the Portfolio can invest in securities rated below investment grade to seek high income, the Portfolio's credit risks are greater than those of Portfolios that buy only investment grade bonds.

         Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  These securities may be subject to greater market fluctuations than investment grade securities.  There may be less of a market for them and therefore they may be harder to value and to sell at an acceptable price.  There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.  These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities, and it might not earn the income or return of principal it expects.

                  |_|  U.S. Government Securities.  The Portfolio can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or instrumentalities. These are referred to as "U.S. government securities" in this Prospectus.  They can include CMOs and other mortgage-related securities.

o        U.S. Treasury Obligations.  These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from more than one year to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Portfolio can buy U.S. Treasury securities that have been "stripped" of the interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").
Although not rated, Treasury obligations have little credit risk but prior to maturity are subject to interest rate risk.

o        Obligations of U.S. Government Agencies or Instrumentalities.  These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds
("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan
Mortgage Corporation obligations ("Freddie Macs").  These have relatively little credit risk.

o        Mortgage-Related U.S. Government Securities. The Portfolio can buy interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S.
government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a
U.S. government agency.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.  Changes in interest rates may cause the rate of expected prepayments of those mortgages to change.  In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  Additionally, the Portfolio may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Portfolio's total return.

         When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value.  These prepayment risks can make the prices of CMOs very volatile when interest rates change.  The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.  That volatility will affect the Portfolio's share prices.

         |_| Private-Issuer Mortgage-Backed Securities.  The Portfolio can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities.  Private issuer securities are subject to the credit risks of the issuers as well as the interest rate risks and prepayment risks of CMOs, discussed above, although in some cases they may be supported by insurance or guarantees.  Primarily these include multi-class debt or pass-through certificates secured by mortgage loans.  They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.

                  |_|  Asset-Backed Securities.  The Portfolio can buy asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables.  They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest.  These securities are subject to prepayment risks, and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

         |X|  Money Market Instruments and Short-Term Debt Securities.  The Portfolio can invest in a variety of short-term debt obligations having a maturity of one year or less. These include:
                  |_| Money market instruments, which in general are debt obligations rated in the top two rating categories of national rating organizations (or that are unrated instruments that have equivalent ratings assigned by the Manager).  Examples include commercial paper of domestic issuers or foreign companies (if the foreign issuers have assets of $1 billion or more).
                  |_| Short-term debt obligations of the U.S. government or corporations.
                  |_| Obligations of domestic or foreign banks or savings and loan associations, such as certificates of deposit and bankers' acceptances.

         The yields on shorter-term debt obligations tend to be less than on longer-term debt. Therefore, this strategy might help preserve principal but might reduce opportunities to seek growth of capital as part of the
Portfolio's objective of total return.  Under normal market conditions this strategy would be used primarily for cash management or liquidity purposes.  Under abnormal market conditions, the Portfolio could invest up to 100%
of its assets in those instruments for defensive purposes.

         |X|  Growth Stock Investments.  Stocks of small- and mid-sized companies may have more limited product lines or markets for their products or more limited access to financial resources than larger, more established companies.  Their stocks may be more volatile an/or less liquid than those of larger issuers.  That means the
Portfolio could have greater difficulty selling their securities at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Portfolio.

         |X|  Portfolio Turnover.  The Portfolio ordinarily does not engage in short-term trading to try to achieve its objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the
Portfolio (and may reduce performance).  The Financial Highlights table at the end of this Prospectus shows the
Portfolio's portfolio turnover rates during prior fiscal years.

         |X|  Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Portfolio's investment program is managed to meet those requirements, in addition to other diversification requirements under the
Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by the Portfolio to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

         |X|  Can the Portfolio's Investment Objective and Policies Change?  The Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares.  The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Board of Directors without advance notice to shareholders.
Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Portfolio can also use the investment techniques and strategies described below.  The Portfolio might not always use all of them.  These techniques involve certain risks, although some are designed to help reduce overall investment or market risks.

         |X|  Foreign Investing.  The Portfolio can buy equity or debt securities of companies and debt securities of governments in any country, developed or underdeveloped.  As a non-fundamental policy, the
Portfolio cannot invest more than 10% of its total assets in foreign securities.  As an exception to that restriction the Portfolio can invest up to 25% of its total assets in foreign equity or debt securities that are:

|_|      issued,   assumed  or   guaranteed   by  foreign   governments   or  their   political   subdivisions   or
                  instrumentalities,
|_|      assumed or guaranteed by domestic issuers (including Eurodollar securities), or
|_|      issued,  assumed or  guaranteed by foreign  issuers that have a class of securities  listed for trading on
                  The New York Stock Exchange.

         While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

         Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange that day, when the
Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees may help deter those activities.

         |X| Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable
securities laws before they may be sold publicly.   That might make it difficult to value them or dispose of them promptly at an acceptable price.  The Portfolio will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         |X| Repurchase Agreements.  In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to sell it to the vendor for delivery at a future date.  Delays or losses could occur if the other party to the agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

         |X| Derivative Investments.  The Portfolio can use a number of different kinds of "derivative"
investments, although it does not do so currently to a significant degree and is not required to use them to seek its goal.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Portfolio might use can be considered "derivative" investments.  In addition to using derivatives for hedging, the Portfolio might use other derivative investments because they offer the potential for increased value.

         Markets underlying securities and indices may move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.
As a result of these risks, the Portfolio could realize less principal or income from the investment than expected.  Certain derivative investments held by the Portfolio may be illiquid.

         |X|  Zero-Coupon and "Stripped" Securities.  Some of the U.S. government debt securities the Portfolio buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value.
"Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities.  The Portfolio may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently.  Stripped securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to changes in price. The market for some of these securities may be limited, making it difficult for the Portfolio to value them or to dispose of its holdings at an acceptable price.

         |X|  Hedging.  The Portfolio can write exchange-traded covered call options on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts.  These are all referred to as "hedging instruments."  The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them.  The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

         Options trading involves the payment of premiums and has special tax effects on the Portfolio.  There are also special risks in particular hedging strategies.  For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

         |X|  Portfolio Holdings.  The Portfolio's holdings are included in semi-annual and annual reports that are distributed to shareholders of the Portfolio within 60 days after the close of the period for which such report is being made.  The Portfolio also makes disclosures of the portfolio securities holdings in the Statement of Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters.  These additional quarterly filings are publicly available at the SEC.  Therefore, portfolio holdings of the Portfolio are made publicly available no later than 60 days after the close of the Portfolio's fiscal quarter.

         A description of the Portfolio's policies and procedures with respect to the disclosure of the
Portfolio's securities is available in the Portfolio's Statement of Additional Information.

How the Portfolio Is Managed

The Manager.  The Manager chooses the Portfolio's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Portfolio pays to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $170 billion in assets as of December 31, 2004, including other
Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

         |X| Portfolio Managers.  The portfolio manager of the Portfolio's equity component is David Schmidt.  He is the person primarily responsible for the day-to-day management of the Portfolio's equity investments.  Mr.
Schmidt became a portfolio manager of the Portfolio in July 2003 and is a Vice President of the Portfolio.  He is
the Chief Investment Officer (since July 2003), the Deputy Chief Investment Officer (from June 2002 to June
2003), Director of Product Development (from December 1999 to present) of Trinity Investment Management
Corporation, a wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer Acquisition Corp.

         Since April 2002, the Portfolio's fixed-income component is managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord and Charles Moon.  This portfolio management team is primarily responsible for the day-to-day management of the fixed-income component of the Portfolio. Mr. Manioudakis is a
Vice President of the Portfolio and Senior Vice President of the Manager. Prior to joining the Manager in April
2002, Mr. Manioudakis was an Executive Director and a portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April 2002).  Mr. Gord is a Vice President of the
Portfolio and a Vice President of the Manager (since April 2002).  Prior to joining the Manager, Mr. Gord was an
Executive Director and senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan Stanley
Investment Management (April 1992-March 2002).  Mr. Moon is a Vice President of the Portfolio and a Vice
President of the Manager (since April 2002), of HarbourView Asset Management Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (as of June 2002).  Prior to joining the Manager, Mr. Moon was an executive director and portfolio manager at Miller Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (since June 1999) and a Vice President of Citicorp Securities Inc. (June 1993-May 1999).

         |X|  Advisory Fees.  Under the investment advisory agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $600 million of average daily net assets of the Portfolio, and 0.450% of average daily net assets in excess of $600 million.
The Portfolio's management fee for its last fiscal year ended December 31, 2004 was _____% of average annual net assets.

         |X| Possible Conflicts of Interest.  The Portfolio offers its shares to separate accounts of different insurance companies as an investment for their variable annuity, variable life and other investment product contracts.  While the Portfolio does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         The Board has procedures to monitor the Portfolio for possible conflicts to determine what action should be taken.  If an irreconcilable conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Portfolio.  That could force the Portfolio to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted.  Also, the Board might refuse to sell shares of the Portfolio to a particular separate account, or could terminate the offering of the
Portfolio's shares if required to do so by law or if it would be in the best interests of the shareholders of the
Portfolio to do so.

Pending Litigation.  A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds (collectively the
"funds") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on
January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

Investing In The Portfolio

How to Buy and Sell Shares

How Are Shares Purchased?  Shares of the Portfolio may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Portfolio directly.  Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Portfolio as an investment option for that variable life insurance policy, variable annuity or other investment product.  The Portfolio reserves the right to refuse any purchase order when the Manager believes it would be in the Portfolio's best interests to do so.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES AND REDEMPTIONS?

Risks from Excessive Purchase and Redemption Activity. Frequent purchases and redemptions of Portfolio shares may interfere with the Manager's ability to manage the Portfolio's investments efficiently, increase the Portfolio's transaction and administrative costs and/or affect the Portfolio's performance, depending on various factors, such as the size of the Portfolio, the nature of its investments, the amount of Portfolio assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in redemption transactions, the Portfolio might be required to sell portfolio securities at unfavorable times to meet redemption requests, and the Portfolio's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Companies' Board of Directors have adopted the following policies and procedures to detect and prevent frequent and/or excessive purchase and redemption activity, while balancing the needs of investors. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.

o        Right to Refuse Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase order in their discretion and are not obligated to provide notice before rejecting an order.

     The Transfer Agent might not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a participating insurance company. However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the participating insurance companies or other registered owners will be asked to review account activity in their respective accounts, and to confirm to the Transfer
Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the participating insurance companies controlling their respective accounts.

     The Portfolio has also asked its participating insurance companies for their cooperation in trying to prevent such excessive short term trading activity in their separate accounts by investors and their financial advisors. While the Portfolio recognizes that some contract owners may engage in periodic asset allocation and re-balancing of fund investments in their accounts, making an "exchange" out of the Portfolio within 30 days of buying shares (either by purchase or "exchange"), or making more than four "round trip exchanges" between funds in a year, may be considered excessive short-term trading activity. Separate accounts under common ownership or control are combined for these limits.

     Furthermore, each participating insurance company may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your insurance company or its servicing agent to find out what trading restrictions, including limitations on exchanges of your variable annuity contract, variable life insurance policy or other plan, they may impose on your investment.

-------------------------------------------------------------------------------------------------------------------

Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your insurance company or its servicing agent, not directly to the Portfolio or its Transfer Agent.
-------------------------------------------------------------------------------------------------------------------

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price, which is the net asset value per share.
The Portfolio does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Portfolio shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

Net Asset Value.  The Portfolio calculates the net asset value per share as of the close of The New York Stock
Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this Prospectus as a
"regular business day").  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days.  All references to time in this Prospectus mean "Eastern time."

The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects the fair value.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price.  The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the
Portfolio's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in
Colorado.  The participating insurance company must receive that order before the close of the Exchange.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Portfolio shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.  Contract holders and policy holders should not directly contact the Portfolio or its Transfer Agent to request a redemption of Portfolio shares.  Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

         The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Portfolio receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Colorado. The Portfolio normally sends payment by Federal Funds wire to the insurance company's account the day after the Portfolio receives the order (and no later than 7 days after the Portfolio's receipt of the order).  Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Directors.  The Portfolio has no fixed dividend rate and cannot guarantee that it will pay any dividends.

         All dividends (and any capital gains distributions) will be reinvested automatically in additional
Portfolio shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses.  The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Taxes.  For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company.  Because shares of the Portfolio may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

         This information is only a summary of certain federal income tax information about an investment in
Portfolio shares. You should consult with your tax adviser or your participating insurance company representative about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Portfolio's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Portfolio (assuming reinvestment of all dividends and distributions).  This information has been audited by
Deloitte & Touche LLP, the Portfolio's independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

INFORMATION AND SERVICES
For More Information on Total Return Portfolio
The following additional information about the Portfolio is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Portfolio's privacy policy and other information about the Portfolio or your account:

-------------------------------------------------------------------------------------------------------------

By Telephone:                       Call OppenheimerFunds Services toll-free:

-------------------------------------------------------------------------------------------------------------
                                    1.800.981.2871

By Mail:                            Write to:
                                    OppenheimerFunds Services
                                    P.O. Box 5270
                                    Denver, Colorado 80217-5270
Information  about the Portfolio  including the Statement of Additional  Information  can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be  obtained  by  calling  the SEC at  1.202.942.8090.  Reports  and  other  information  about the  Portfolio  are available  on the EDGAR  database  on the SEC's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment of a duplicating fee by electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized to provide any  information  about the Portfolio or to make any  representations  about the Portfolio  other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the Portfolio,  nor a solicitation of an offer to buy shares of the Portfolio,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Company's SEC File No.:  811-3255
PR0609.001.0405  Printed on recycled paper.

                                             Appendix to Prospectus of

                                            Panorama Series Fund, Inc.

                                              Total Return Portfolio

         Graphic material included in the Prospectus of Total Return Portfolio: "Annual Total Returns (as of
12/31 each year)":

         A bar chart will be included in the Prospectus of Total Return Portfolio (the "Portfolio") depicting the annual total returns of a hypothetical investment in non-service shares of the Portfolio for each of the ten most recent calendar years.  Set forth below are the relevant data points that will appear in the bar chart:

---------------------------------------- -------------------------------------------
Calendar Year Ended 12/31                           Annual Total Return
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------

---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
1995                                                       24.66%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
1996                                                       10.15%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
1997                                                       18.81%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
1998                                                       10.90%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
1999                                                       -1.54%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
2000                                                       -2.51%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
2001                                                       -6.94%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
2002                                                      -14.45%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------
2003                                                       21.10%
---------------------------------------- -------------------------------------------
---------------------------------------- -------------------------------------------

2004

---------------------------------------- -------------------------------------------

Statement of Additonal Information

-------------------------------------------------------------------------------------------------------------------
Panorama Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.888.470.0861

Statement of Additional Information dated April __, 2005

Panorama Series Fund, Inc. is an investment company with four series, referred to as "Portfolios" in this document.  Each portfolio is a separate mutual fund having its own objective, investments, strategies and risks.
The Portfolios are:

|_| Government Securities Portfolio
|_| Growth Portfolio
|_| Oppenheimer International Growth Fund/VA
|_| Total Return Portfolio

-------------------------------------------------------------------------------------------------------------------
Shares of the  Portfolios  are sold only as the  underlying  investments  for  variable  life  insurance  policies, variable annuity  contracts and other products for insurance  company separate  accounts.  Shares are not available for sale directly to investors.
-------------------------------------------------------------------------------------------------------------------

This Statement of Additional Information is not a Prospectus.  This document contains additional information about the Portfolios, and supplements information in the Prospectuses dated April __, 2005, of the Portfolios.
This document should be read together with the Prospectuses.  You can obtain a Prospectus by writing to the
Portfolios' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                          Page

About the Portfolios

Additional Information About Investment Policies and Risks..............................................
     Investment Policies................................................................................
     Other Investment Techniques and Strategies.........................................................
     Investment Restrictions............................................................................
     Disclosure of Portfolio Holdings...................................................................

How the Portfolios are Managed .........................................................................
     Organization and History...........................................................................
     Directors and Officers of the Company..............................................................
     The Manager........................................................................................
Brokerage Policies of the Portfolios....................................................................
Distribution and Service Plans (Service Shares Only)....................................................
Performance of the Portfolios...........................................................................

Investing In the Portfolios
How To Buy and Sell Shares..............................................................................
Dividends, Capital Gains and Taxes......................................................................
Additional Information About the Portfolios.............................................................

Financial Information About the Portfolios

Independent Registered Public Accounting Firm's Report..................................................
Financial Statements....................................................................................

Appendix A: Ratings Definitions.........................................................................  A-1
Appendix B: Industry Classifications....................................................................  B-1

A B O U T  T H E  P O R T F O L I O S

Additional Information About Investment Policies and Risks

         The investment objectives, the principal investment policies and the main risks of each Portfolio are described in the Prospectus for that Portfolio.  This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Portfolios' investment Manager,
OppenheimerFunds, Inc., can select for the Portfolios.  Additional information is also provided about the strategies that each Portfolio may use to try to achieve its objective.

Investment Policies.  The composition of the investment portfolio of each Portfolio and the techniques and strategies that the Manager uses in selecting investment securities will vary over time. The Portfolios are not required to use all of the investment techniques and strategies described below at all times in seeking their goal. They may use some of the special investment techniques and strategies at some times or not at all.

         In the discussion of the investment strategies of the Portfolios below, the Portfolios are categorized according to the types of investments they primarily make.  Total Return Portfolio, Growth Portfolio and
Oppenheimer International Growth Fund/VA are referred to as "Equity Portfolios," because they invest mainly or substantially in common stocks and other equity securities. Government Securities Portfolio is referred to as a
"Fixed Income Portfolio," because the main emphasis of its investment program is debt securities.  However a
Portfolio is referred to in general, the discussion below of particular investments and strategies indicates which Portfolios can use that investment or technique as part of their investment program.  For example, some investments can be held by only some of the Portfolios and some can be held by all.  Please refer to the
Prospectus of a particular Portfolio for an explanation of its principal investment policies and risks.

         |X|  Equity Securities.  The Equity Portfolios invest in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected for some of the Portfolios not only for their appreciation possibilities but because they may provide dividend income.

         The capitalization ranges of the issuers of equity securities that particular Portfolios invest in are discussed in the Prospectuses.  Some of the Portfolios may emphasize securities of issuers in one or more capitalization ranges, such as mid-cap and large-cap issuers.  "Capitalization" refers to the market capitalization of a company, which, in general terms, is the value of a company determined by the total market value of its issued and outstanding common stock.  There are no fixed dollar amounts for particular capitalization ranges, and the ranges currently used by the Portfolios may change over time as investors change their views as to what, for example, a "small-cap" company is in relation to "mid-cap" and "large-cap" as the stock market changes.  Different Portfolios may also have different definitions of what constitutes a small-, mid- or large-cap issuer.

         Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies.  However, these securities also involve greater risks than securities of larger companies.  Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.  Therefore, to the degree that a Portfolio has investments in smaller capitalization companies at times of market volatility, that Portfolio's share price may fluctuate more.  Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the Portfolio's investment objective.

              |_| Growth Companies (All Equity Portfolios).  The Equity Portfolios can invest in securities of
"growth" companies.  Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value.  They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the view of the portfolio manager of a Portfolio defines them as "growth" issuers.

         Growth companies may include companies that are generating or applying new technologies, new or improved distribution techniques or new services.  They may own or develop natural resources.  They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry.  In each case, they have prospects that the portfolio manager believes are favorable for the long term.

              |_|   Preferred Stocks (All Equity Portfolios).  Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock.  Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also have a negative impact on prices when interest rates decline.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.  Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

              |_| Convertible Securities (All Equity Portfolios).  While some convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into the issuer's common stock) may cause a portfolio manager to regard them as "equity equivalents."  In those cases, the rating assigned to the security has less impact on the portfolio manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.  Convertible debt securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

         The value of a convertible security is a function of its "investment value" and its "conversion value."
If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.
         To determine whether convertible securities should be regarded as "equity equivalents," the portfolio managers typically examine the following factors:
(1)      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

              |_|  Rights and Warrants (All Equity Portfolios). Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.  A Portfolio may invest up to
5% of its total assets in warrants or rights.  That 5% limitation does not apply to warrants a Portfolio has acquired as part of units with other securities or that are attached to other securities.  No more than 2% of a
Portfolio's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or
The American Stock Exchange.

         |X|  Foreign Securities (All Equity Portfolios).  Each Equity Portfolio can invest in foreign securities, consistent with any limitations a Portfolio may have on foreign investing set forth in its Prospectus or this Statement of Additional Information.  These may include debt and equity securities issued by companies or governmental issuers in developed countries or emerging market countries.  Growth Portfolio and Total Return
Portfolio have non-fundamental policies, described in "Investment Restrictions," below, that limit the percentage of their assets that can be invested in foreign securities.

         The Portfolios can invest in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks.  These investments are subject to some of the risks of foreign securities and do not offer the protection of Federal Deposit Insurance Corporation insurance.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers.  They include the opportunity to invest in foreign issuers that appear to offer growth or income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets.  In buying foreign securities, a Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to use currency for speculative purposes or to hold it as an investment.  Notwithstanding the foregoing, Oppenheimer International Growth Fund/VA may invest up to 10% of its net assets in the euro for investment purposes.

         With respect to each of the Portfolios except Oppenheimer International Growth Fund/VA, securities of foreign issuers that are represented by American Depository Receipts (ADRs), or that are listed on a U.S.
securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purposes of a Portfolio's investment allocations.  That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Portfolios can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income a Portfolio has available for distribution.  Because a portion of the Portfolio's investment income may be received in foreign currencies, the Portfolio will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore will absorb the cost of currency fluctuations.  After the Portfolio has distributed income, subsequent foreign currency losses may result in the Portfolios having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

              |_|  Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, securities exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

              |_|  Special Risks of Emerging Markets.  Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in
Europe, Canada, Australia, New Zealand and Japan.  There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays.  They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments.  Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.  The portfolio managers will consider these factors when evaluating securities in these markets, and the Portfolios currently do not expect to invest a substantial portion of their assets in emerging markets.

         |X| Passive Foreign Investment Companies.  Oppenheimer International Growth Fund/VA may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, this portfolio also may be a PFIC.

         The Portfolio is subject to certain percentage limitations under the Investment Company Act of 1940
("Investment Company Act") relating to the purchase of securities of investment companies, and, consequently, the
Portfolio may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than 10% of the value of the Portfolio's total assets may be invested in such securities.
In addition to bearing their proportionate share of a portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

         |X|  Debt Securities.  The Portfolios can invest in debt securities to seek their objectives. Foreign debt securities are subject to the risks of foreign securities described above.  In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

              |_|  Credit Risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

         The portfolios can buy rated and unrated debt securities.  In making investments in debt securities, the portfolio managers may rely to some extent on the ratings of rating organizations or it may use their own research to evaluate a security's credit-worthiness.  If a Portfolio buys unrated debt securities, to consider them part of the Portfolio's holdings of investment-grade securities, they must be judged by the Manager to be of a quality comparable to securities rated as investment grade by a rating organization.

         U.S. government securities, although unrated, are generally considered to be equivalent to securities in the highest rating categories.  Investment-grade securities are securities that are rated at least "Baa" by
Moody's Investors Service, Inc. ("Moody's") or at least "BBB" by Standard & Poor's Ratings Service ("Standard &
Poor's") or that have comparable ratings by another nationally-recognized rating organization.  The Portfolios other than Government Securities Portfolio can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

              |_|  Interest Rate Risk.  Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value.  In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

         Fluctuations in the market value of debt securities after a Portfolio buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Portfolio's net asset values will be affected by those fluctuations.

         |_| Lower-Grade Securities (All Equity Portfolios). Because lower-grade securities tend to offer higher yields than investment-grade securities, a Portfolio might invest in lower-grade securities to seek higher income.

         "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or similar ratings by other rating organizations.  If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Portfolio's holdings of lower-grade securities.

         Some of the special credit risks of lower-grade securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities.  The issuer's low creditworthiness may increase the potential for its insolvency.
An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.  An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.  In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed above.

         To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics.  Definitions of the debt security ratings categories of Moody's, Standard & Poor's, and Fitch,
Inc. are included in Appendix A to this Statement of Additional Information.

              |_|  Mortgage-Related Securities (Government Securities Portfolio and Total Return Portfolio).
Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations
("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S.
government, discussed below under "U.S. Government Securities," have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

         As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates.  Some mortgage-related securities pay interest at rates that move inversely to changes in general interest rates, based on a multiple of a specific index.  Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid.  Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages.
Therefore, it is not possible to predict accurately the security's yield.  The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security.
Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

         Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security.  In turn, this can affect the value of a Portfolio's shares.  If a mortgage-related security has been purchased at a premium, all or part of the premium the Portfolio paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages.  In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Portfolio may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates.  Slower prepayments effectively may lengthen a mortgage-related security's expected maturity.  Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates.  If the prepayments on a Portfolio's mortgage-related securities were to decrease broadly, the sensitivity of the Portfolio's share price to interest rate changes would increase.

         As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.  Their values may also be affected by changes in government regulations and tax policies.

                  o  Collateralized Mortgage Obligations.  Collateralized mortgage obligations or "CMOs," are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.  They may be collateralized by:
(1)      pass-through certificates issued or guaranteed by Government National Mortgage Association (Ginnie Mae),
              Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation
              (Freddie Mac),
(2)      unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the
              Department of Veterans' Affairs,
(3)      unsecuritized conventional mortgages,
(4)      other mortgage-related securities, or
(5)      any combination of the securities mentioned above.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated
maturity or final distribution date.  Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.  These are floating rate CMOs, and typically have a cap on the coupon rate.  Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index.  The coupon rate on these CMOs will increase as general interest rates decrease.  These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.  Changes in interest rates may cause the rate of expected prepayments of those mortgages to change.  In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced.  Additionally, a Portfolio might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Portfolio's income.

         When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make the prices of CMOs very volatile when interest rates change.
The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.
That volatility will affect the Portfolio's share prices.

                  o  Mortgage-Related U.S. Government Securities.  These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations  and other "pass-through"
mortgage securities.  CMOs that are U.S. government securities have collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and maturities.  The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

                  o  Commercial (Privately-Issued) Mortgage Related Securities.  Some mortgage-related securities are issued by private entities.  Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties.  They are subject to the credit risk of the issuer.  These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans.  They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans.  They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

                  o  "Stripped" Mortgage-Related Securities.  These are mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities.  Each has a specified percentage of the underlying security's principal or interest payments.
They are a form of derivative investment.

         Mortgage securities may be partially stripped so that each class receives some interest and some principal.  However, they may be completely stripped.  In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O."  Strips can be created for pass through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages.  If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio might not fully recoup its investment in an I/O based on those assets.  If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

              |_|  U.S. Government Securities (All Portfolios). These are securities issued or guaranteed by the
U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as
"instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Company can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.  The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

                  o  U.S. Treasury Obligations.  These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  Other U.S.
Treasury obligations the Portfolios can buy include U. S. Treasury securities that have been "stripped" by a
Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection
Securities ("TIPS").

                  o  Obligations of U.S. Government Agencies or Instrumentalities.  These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
Association pass-through mortgage certificates (called "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
Association bonds.  Others are supported only by the credit of the entity that issued them, such as Federal Home
Loan Mortgage Corporation obligations.

         |X|  Money Market Instruments (All Portfolios).  The following is a brief description of the types of the money market securities the Portfolios can invest in.  Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities.  They may have fixed, variable or floating interest rates.
              |_| U.S. Government Securities.  These include obligations issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities, described above.

              |_| Bank Obligations.  "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. The Portfolios can
buy time deposits, certificates of deposit and bankers' acceptances.  They must be:
                     o   obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or
o        obligations of a foreign bank with total assets of at least U.S. $1 billion.

              |_|  Commercial Paper.  The Portfolios can invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.  If the paper is not rated, it may be purchased if the Manager determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.

         The Portfolios can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Portfolios.

              |_| Variable Amount Master Demand Notes.  Master demand notes are corporate obligations that permit the investment of fluctuating amounts at varying rates of interest under direct arrangements between a Portfolio, as lender, and the borrower.  They permit daily changes in the amounts borrowed.  The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them.  There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.  Accordingly, a Portfolio's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Portfolios have no limitations on the type of issuer from whom these notes will be purchased.
However, in connection with such purchases and on an ongoing basis, the portfolio manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Investments in master demand notes are subject to the limitation on investments by the Portfolios in illiquid securities.
Currently, the Portfolios do not intend that their investments in variable amount master demand notes will exceed
5% of a Portfolio's total assets.
Other Investment Techniques and Strategies.  In seeking their respective objectives, each Portfolio may from time to time use the types of investment strategies and investments described below.  A Portfolio is not required to use all of these strategies at all times, and at times may not use them.

Investment in Other Investment Companies.  The Portfolios can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Portfolios can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Portfolios might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Portfolio may not be able to buy those portfolio securities directly.

     Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Portfolios do not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Portfolios would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Portfolios do not anticipate investing a substantial amount of its net assets in shares of other investment companies.

         |X|  Forward Rolls (Total Return Portfolio and Government Securities Portfolio). In a "forward roll"
transaction with respect to mortgage-related securities, a Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.  Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

         A Portfolio will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

         These transactions have risks.  During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Portfolio sells might decline below the price at which the
Portfolio is obligated to repurchase securities.

         |X|  Asset-Backed Securities (Government Securities Portfolio and Total Return Portfolio). Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans.  They are issued by trusts or special-purpose corporations.  They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers.  The income from the pool is passed through to the holders of participation interest in the pools.  The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, a Portfolio would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above.

         |X|  Zero-Coupon Securities (All Portfolios).  The Portfolios can buy zero-coupon and delayed-interest securities, and "stripped" securities.  Stripped securities are debt securities whose interest coupons are separated from the security and sold separately.  They can include, among others, foreign debt securities and
U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         A Portfolio's investment in zero-coupon securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Portfolio might have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

         |X|  "When-Issued" and "Delayed-Delivery" Transactions (All Portfolios).  The Portfolios can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis.
When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When these transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the portfolio manager of a Portfolio before settlement will affect the value of such securities and may cause a loss to the Portfolio.  During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio from the investment until it receives the security at settlement.

         A Portfolio might engage in when-issued transactions to secure what the portfolio manager considers to be an advantageous price and yield at the time the obligation is entered into.  When a Portfolio enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Portfolio to lose the opportunity to obtain the security at a price and yield the portfolio manager considers to be advantageous.

         When a Portfolio engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although a Portfolio enters into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement.  If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time a Portfolio makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Portfolio's net asset value.  In a sale transaction, it records the proceeds to be received.  The Portfolio will identify on its books liquid assets at least equal in value to the value of the Portfolio's purchase commitments until it pays for the investment.  Growth Portfolio, Oppenheimer
International Growth Fund/VA and Total Return Portfolio anticipate that a Portfolio's commitment to purchase forward commitments will not exceed 33% of that Portfolio's total assets under normal market conditions.
Government Securities Portfolio can invest in when-issued securities and forward commitments without limitation.  Under normal market conditions, Government Securities Portfolio expects to invest as much as 50%
of its total assets in when-issued securities.

         When-issued and delayed-delivery transactions can be used by a Portfolio as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X| Repurchase Agreements (All Portfolios).  A Portfolio can acquire securities subject to repurchase agreements.  It might do so for liquidity purposes to meet anticipated redemptions of shares, or pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

         In a repurchase transaction, a Portfolio buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to a Portfolio's limits on holding illiquid investments.  A Portfolio will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of a Portfolio's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Portfolios' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the
Portfolios, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X|  Illiquid and Restricted Securities (All Portfolios).  Under the policies and procedures established by the Board of Directors, the Manager determines the liquidity of certain of a Portfolio's investments.  To enable a Portfolio to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Portfolio may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Portfolio with the issuer at the time the Portfolio buys the securities.
When the Portfolio must arrange registration because it wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it.  The Portfolio would bear the risks of any downward price fluctuation during that period.

         The Portfolios may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions may make it more difficult to value them, and might limit a Portfolio's ability to dispose of the securities and might lower the amount the Portfolio could realize upon the sale.

         Each Portfolio has limitations that apply to purchases of restricted securities, as stated in its
Prospectus.  Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be considered to be illiquid.  Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Municipal Securities (Total Return Portfolio).  These are debt obligations issued by the governments of states and their agencies, instrumentalities and authorities, as well as their political subdivisions (cities towns and counties, for example), that are used to finance a variety of public and private purposes.  Those purposes include financing state or local governments and financing specific public projects and facilities.  The
Portfolio can invest in them because the portfolio managers believe they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.

         |X| Floating Rate and Variable Rate Obligations (All Portfolios).  The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the
91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted.  The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.  The portfolio manager of a Portfolio may determine that an unrated floating rate or variable rate obligation meets the Portfolio's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The tender may be at par value plus accrued interest, according to the terms of the obligations.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.

         Step-coupon bonds have a coupon interest rate that changes periodically during the life of the security on predetermined dates that are set when the security is issued.

         |X| "Structured" Notes (Government Securities Portfolio and Total Return Portfolio).  "Structured" notes are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity.  The terms of the instrument may be "structured" by the purchaser (the Portfolio) and the borrower issuing the note.
         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index.  They are subject to both credit and interest rate risks and therefore a
Portfolio could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated.
Their values may be very volatile and they may have a limited trading market, making it difficult for a Portfolio to sell its investment at an acceptable price.

         |X| Inverse Floaters (Government Securities Portfolio and Total Return Portfolio).  "Inverse floaters"
are debt obligations on which the interest rates typically fall as market rates increase and increase as market rates fall.  Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater.  As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

         To provide investment leverage, an issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond.  The interest rate on one obligation reflects short-term interest rates.
The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument.
The two portions may be recombined to create a fixed-rate bond. A Portfolio might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities.  This provides a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

         Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates.  As long as the yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates.  If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond.  A Portfolio might invest in inverse floaters to seek higher yields than are available from fixed-rate bonds that have comparable maturities and credit ratings.  In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock"
option.

         Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for a Portfolio when the Portfolio has invested in inverse floaters that expose the Portfolio to the risk of short-term interest rate fluctuations. "Embedded" caps might be used to hedge a portion of a Portfolio's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful.  However, the Portfolio bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         Inverse floaters are a form of derivative investment.  Certain derivatives, can be used to increase or decrease a Portfolio's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to a Portfolio if the portfolio manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's other investments. These techniques can cause losses if the counterparty does not perform its promises.  An additional risk of investing in securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of  securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Loans of Portfolio Securities (All Portfolios).  Besides using repurchase transactions, Oppenheimer
International Growth Fund/VA and Total Return Portfolio can lend its portfolio securities in amounts up to
10% of the Portfolio's total assets. Oppenheimer International Growth Fund/VA and Total Return Portfolio
currently do not use this strategy, but if they do so they expect to limit such loans to not more than 5% of their total assets. Loans can be made to brokers, dealers and other types of financial institutions approved by the Board of Directors.

         Growth Portfolio and Government Securities Portfolio may lend their portfolio securities pursuant to the Securities Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in their Prospectus.  Both Portfolios will lend such portfolio securities to attempt to increase their income.  Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which both Portfolios are permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by each Portfolio if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and each Portfolio.  Both
Portfolios will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions.  JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending.  Both Portfolios will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested in defaults.  The Securities Lending Agreement may be terminated by either JP
Morgan Chase or Growth Portfolio or Government Securities Portfolio on 30 days' written notice.  The terms of each Portfolio's loans must also meet applicable tests under the Internal Revenue Code and permit each
Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

         There are some risks in connection with securities lending.  A Portfolio might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  A Portfolio must receive collateral for a loan.  Under current applicable regulatory requirements
(which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Portfolio is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Portfolio.

         When it lends securities, a Portfolio receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the borrower.  A Portfolio may also pay reasonable finder's, custodian and administrative fees in connection with these loans.  The terms of these loans must meet applicable tests under the Internal Revenue Code and must permit a Portfolio to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         |      Borrowing.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.  Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.  As a matter of fundamental policy, the Portfolios are authorized to borrow up to 33
1/3% of its total assets.  During periods of substantial borrowings, the value of the Portfolio's assets would be reduced due to the added expense of interest on borrowed monies.  The Portfolio is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the Investment Company Act
(i.e., presently 50% of net assets).  Any such borrowing will be made only pursuant to the requirements of the
Investment Company Act and will be made only to the extent that the value of each Portfolio's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.  If the value of a Portfolio's assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.  Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings.  Since substantially all of a Portfolio's assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio's assets increase or decrease in value than would otherwise be the case.

              The Portfolio has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Portfolio may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Portfolio, as such statute, rules or regulations may be amended or interpreted from time to time.

         The Portfolio will pay interest on these loans, and that interest expense will raise the overall expenses of the Portfolio and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Portfolio's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Portfolio does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

         |X| Hedging (All Portfolios).  Although the Portfolios can use certain hedging instruments and techniques, they are not obligated to use them in seeking their objectives.  A Portfolio's strategy of hedging with futures and options on futures will be incidental to the Portfolio's activities in the underlying cash market.  The particular hedging instruments each Portfolios can use are described below.

|_|      Put and Call Options.  The Portfolios can buy and sell certain kinds of put options ("puts") and call options ("calls").  The Portfolios can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, commodities options, and options on the other types of futures described above.  The Portfolios can buy and sell exchange-traded currency options and the Oppenheimer
International Growth Fund/VA may also buy and sell currency options over-the-counter.

|_|      Writing Covered Call Options. (All Portfolios).  The Portfolios can write (that is, sell) covered calls.  If a Portfolio sells a call option, it must be covered.  That means the Portfolio must own the security subject to the call while the call is outstanding, or, for certain calls on indices and currencies, the call may be covered by segregating liquid assets to enable that Portfolio to satisfy its obligations if the call is exercised.  Up to 20% of each Portfolio's total assets may be subject to calls the Portfolio writes.

         When a Portfolio writes a call on a security, it receives cash (a premium).  That Portfolio agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The
Portfolio shares the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Portfolio receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Portfolio would keep the cash premium and the investment.

         When a Portfolio writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Portfolio will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Portfolio would keep the cash premium.

         The Portfolios' custodian bank, or a securities depository acting for the Custodian, will act as the
Portfolios' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the
investments on which a Portfolio has written calls traded on exchanges or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Portfolios enter into a closing transaction.

         When the Company writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Company will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Company writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a
"closing purchase transaction."  The Portfolio will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Portfolio wrote is more or less than the price of the call the Portfolio purchases to close out the transaction.  The Portfolio may realize a profit if the call expires unexercised, because the Portfolio will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls.  If a Portfolio cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Portfolios may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract.  The Portfolios may use call options on futures contracts solely for bona fide hedging purposes.  To do so, at the time the call is written, the Portfolios must cover the call by segregating on its books an equivalent dollar amount of liquid assets.  A Portfolio will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would a Portfolio's receipt of an exercise notice as to that future require the Portfolios to deliver a futures contract.  It would simply put the Portfolio in a short futures position, which is permitted by the Portfolios' hedging policies.

                  |_|  Writing Put Options.  (All Portfolios)  The Portfolios can also sell put options on futures.  A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Portfolios will not write puts, if as a result, more than 50% of the Portfolios net assets would be required to be identified on its books to cover such options.

         If a Portfolio writes a put, the put must be covered by identifying liquid assets on its books.  The premium the Portfolio receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Portfolio also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

         If a put a Portfolio has written expires unexercised, the Portfolio realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Portfolio may incur a loss if it sells the underlying investment.  That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Portfolio incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security a
Portfolio will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as a Portfolio's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.  That notice will require the Portfolio to take delivery of the underlying security and pay the exercise price.  The Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put.
It may also terminate if, before it receives an exercise notice, the Portfolio effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Portfolio has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         A Portfolio may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put.  Effecting a closing purchase transaction will also permit the Portfolio to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes.

         |_|  Purchasing Calls and Puts. (All Portfolios)  The Portfolios can purchase calls to protect against the possibility that its investment portfolio will not participate in an anticipated rise in the securities market.  When a Portfolio buys a call (other than in a closing purchase transaction), it pays a premium.  The
Portfolio then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

         The Portfolio benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Portfolio exercises the call.  If the Portfolio does not exercise the call or sell it
(whether or not at a profit), the call will become worthless at its expiration date. In that case, the Portfolio will have paid the premium but lost the right to purchase the underlying investment.

         When a Portfolio purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on securities or futures a Portfolio owns enables the Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Portfolio will have paid the premium but lost the right to sell the underlying investment.  However, the Portfolio may sell the put prior to its expiration.  That sale may or may not be at a profit.

         A Portfolio can buy puts whether or not it holds the underlying investment in its Portfolio.  Buying a put on an investment a Portfolio does not own (such as an index or future) permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price.  The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When a Portfolio purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Portfolio.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         A Portfolio may buy a call or put only if, after the purchase, the value of all call and put options held by the Portfolio will not exceed 5% of the Portfolio's total assets.

                  |_|  Buying and Selling Options on Foreign Currencies.  All Portfolios can sell exchange-traded call options on foreign currencies.  Government Securities Portfolio and Oppenheimer International Growth Fund/VA
can also buy exchange-traded calls on foreign currencies.  Oppenheimer International Growth Fund/VA can buy call options on currencies in the OTC markets.  A Portfolio could use these calls to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Portfolio wants to acquire.

         If a portfolio manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls on that foreign currency.  If the portfolio manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls on that foreign currency.  However, the currency rates could fluctuate in a direction adverse to the Portfolios' position.  The Portfolio will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call written on a foreign currency is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         A Portfolio could write a call on a foreign currency to provide a hedge against a decline in the U.S.
dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a "cross-hedging" strategy.  In those circumstances, the Portfolio covers the option by identifying liquid assets on its books in an amount equal to the exercise price of the option.

              |_|  Futures.  The Portfolios have different policies and limitations on the purchase and sale of futures contracts:
o        Each Portfolio can buy and sell future contracts on stock indices.
o        Each Portfolio can buy and sell futures contracts on individual stocks ("single stock futures").
o        Total Return Portfolio, Oppenheimer International Growth Fund/VA and Government Securities Portfolio may
                      buy and sell interest rate futures contracts.
o        Each portfolio that can invest in securities denominated in foreign currency can purchase and sell futures on foreign currencies.
o        Total Return Portfolio, Oppenheimer International Growth Fund/VA and Government Securities Portfolio can
                      buy and sell futures contracts related to financial indices.

         A broadly-based stock index is used as the basis for trading stock index futures.  In some cases, these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.  A stock index cannot be purchased or sold directly.  Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.  These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction.  There is no delivery made of the underlying securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the position.

         Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the position.  Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         No money is paid or received by a Portfolio on the purchase or sale of a future.  Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Portfolio's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on that
Portfolio's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, a Portfolio may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Portfolio.  Any loss or gain on the future is then realized by that Portfolio for tax purposes.  All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

              |_|  Forward Contracts (All Equity Portfolios).  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price. A Portfolio can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Portfolio has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  A Portfolio may also use "cross-hedging" where the Portfolio hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract agreed upon by the parties.  The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         A Portfolio may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Portfolio might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Portfolio could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.  This is called a "transaction hedge."  The transaction hedge will protect the Portfolio against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         A Portfolio could also use forward contracts to lock in the U.S. dollar value of portfolio positions.
This is called a "position hedge."  When a portfolio manager believes that foreign currency might suffer a substantial decline against the U.S. dollar, the Portfolio could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in that foreign currency.  When a portfolio manager believes that the U.S. dollar might suffer a substantial decline against a foreign currency, the Portfolio could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, a Portfolio could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the portfolio manager believes that the U.S.
dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Portfolio are denominated. That is referred to as a "cross hedge."

         A Portfolio will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Portfolio's commitment under forward contracts. A Portfolio will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, a Portfolio may maintain a net exposure to forward contracts in excess of the value of its portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Portfolio may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Portfolio may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the portfolio manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation.  If the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, the Portfolio might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade.  If the market value of the security instead exceeds the amount of foreign currency the Portfolio is obligated to deliver to settle the trade, the Portfolio might have to sell on the spot market some of the foreign currency received upon the sale of the security.  There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce a
Portfolio's performance if there are unanticipated changes in currency prices to a greater degree than if the
Portfolio had not entered into such contracts.

         At or before the maturity of a forward contract requiring a Portfolio to sell a currency, the Portfolio might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative it might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract.  Under that contract the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Portfolio might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Company must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Portfolio may convert foreign currency from time to time, and will incur costs in doing so.  Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange if the Portfolio desires to resell that currency to the dealer.

              |_|  Interest Rate Swap Transactions (Government Securities Portfolio).  In an interest rate swap, a Portfolio and another party exchange their right to receive or their obligation to pay interest on a security.
For example, they might swap the right to receive floating rate payments for fixed rate payments.  A Portfolio can enter into swaps only on securities that it owns and will not enter into swaps with respect to more than 25%
of its total assets. Also, a Portfolio will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by a Portfolio under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual interest payments that the Portfolio has not yet received.  The Manager will monitor the creditworthiness of counterparties to a Portfolio's interest rate swap transactions on an ongoing basis.

         A Portfolio can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Portfolio and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

              |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Portfolio's return.  A Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         A Portfolio's option activities could affect its portfolio turnover rate, brokerage commissions and transaction costs.  The exercise of calls written by a Portfolio might cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate.  The exercise by a Portfolio of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Portfolio's control, holding a put might cause that Portfolio to sell the related investments for reasons that would not exist in the absence of the put.

         A Portfolio could pay a brokerage commission each time they buy a call or put, sell a call or put, or buy or sell an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by a Portfolio is exercised on an investment that has increased in value, that
Portfolio will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  A
Portfolio might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Portfolio's investment securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Portfolio's securities.  For example, it is possible that while the Portfolio has used hedging instruments in a short hedge, the market might advance and the value of the securities held by the Portfolio might decline.  If that occurred, the Portfolio would lose money on the hedging instruments and also experience a decline in the value of its investment securities.  However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of a Portfolio's investments diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of the investments being hedged and movements in the price of the hedging instruments, a Portfolio might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         A Portfolio can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities.  It is possible that when the Portfolio does so the market might decline.  If the Portfolio then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Portfolio will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

              |_| Regulatory Aspects of Hedging Instruments.  The Commodities Futures Trading Commission (the
"CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Portfolio claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the
Commodity Exchange Act ("CEA"). The Portfolio may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's
Prospectus or this Statement of Additional Information.

         Transactions in options by the Portfolios are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Portfolio (or an adviser that is an affiliate of the Portfolio's investment advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when a Portfolio purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

              |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Portfolios may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the Portfolios at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. An election can be made by the Portfolios to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Portfolios enter into may result in "straddles" for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by a Portfolio on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pay such liabilities, and
(2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of a Portfolio's investment income available for distribution to its shareholders.

         |X|  Temporary Defensive and Interim Investments.  When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Portfolios can invest in a variety of debt securities for defensive purposes.  The Portfolios can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Portfolio shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.  The Portfolios can buy:
|_|      obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
|_|      commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
|_|      short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|      certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of U.S. $1 billion, and
|_|      repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.
         |X| Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year.  For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%.  The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more.

         Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.  Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.
For the two most recently completed fiscal years, the portfolio turnover rate for Total Return Portfolio increased from 149% in 2002 to 292% 2003. This increase occurred in the fixed income portion of the portfolio and was a result of the Fund's ongoing strategy of dollar rolling mortgage pass-through securities. The Portfolio may choose to discontinue this strategy if the attractiveness of this dollar rolling activity decreases. This may result in portfolio turnover decreasing from its current levels.

Investment Restrictions

         |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that each Portfolio has adopted to govern its investments that can be changed only by the vote of a "majority" of the Portfolio's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         |_|  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_|  more than 50% of the outstanding shares.

         The Portfolios' investment objectives are not fundamental policies, but will not be changed by the Board of Directors without advance notice to shareholders. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such.  The Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Portfolios' most significant investment policies are described in the Prospectus.

         |X| Do the Portfolios Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of Total Return Portfolio, Growth Portfolio, Government Securities Portfolio and Oppenheimer
International Growth Fund/VA.

|_|      A Portfolio cannot invest in "senior securities", except to the extent permitted under the Investment
              Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Company, as such statute, rules or regulations may be amended or interpreted from time to time.
|_|      Total Return Portfolio and Growth Portfolio cannot concentrate investments.  That means these portfolios cannot invest 25% or more of their total assets in companies in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.
|_|      A Portfolio cannot invest in physical commodities or commodities contracts.  However, a Portfolio can invest in hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.
|_|      A Portfolio cannot invest in real estate or in interests in real estate.  However, a Portfolio can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts) if permitted by its other investment policies.
|_|      A Portfolio may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Company, as such statute, rules or regulations may be amended or interpreted from time to time.
|_|      A Portfolio cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Portfolio, as such statute, rules or regulations may be amended or interpreted from time to time.
|_|      Total Return Portfolio, Growth Portfolio and Oppenheimer International Growth Fund/VA cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the
              Portfolio's total assets.  The limit does not apply to securities issued or guaranteed by the U.S.
              government or any of its agencies or instrumentalities or securities of other investment companies.
|_|      A Portfolio cannot underwrite securities of other issuers. A permitted exception is if the Portfolio is deemed to be an underwriter under the 1933 Act in selling its investment securities.

Do the Portfolios Have Other Restrictions that are Not Fundamental Policies?

         The Portfolios have an additional restriction on their investment policies that is not fundamental, which means that it can be changed by the Board of Directors, without obtaining approval from the Portfolio's outstanding voting securities.

|_|      Total Return Portfolio and Growth Portfolio cannot invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value, would be invested in those securities. However, a Portfolio can invest up to 25% of its total assets in securities (i)
              issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange.

Disclosure of Portfolio Holdings.  The Portfolios have adopted policies and procedures concerning the dissemination by employees, officers and/or directors of the Investment Advisor, Distributor, and Transfer Agent
of information about the portfolio securities holdings of the Portfolios.  These policies are designed to assure that dissemination of non-public information about portfolio securities is distributed for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Portfolio's investment program or enable third parties to use that information in a manner that is harmful to a Portfolio.

Until publicly disclosed, a Portfolio's holdings are proprietary, confidential business information. While recognizing the importance of providing Portfolio shareholders with information about their Portfolio's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to a Portfolio's holdings information could attempt to use that information to trade ahead of or against the Portfolio, which could negatively affect the prices the Portfolio is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on a Portfolio's behalf.

The Investment Advisor and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the
Portfolio or in other investment companies or accounts managed by the Investment Advisor or any affiliated person of the Investment Advisor) in connection with the disclosure of a Portfolio's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the investment Advisor and their subsidiaries pursuant to agreements approved by the Portfolio's Board shall not be deemed to be "compensation" or
"consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Portfolio.

A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.  The top 10 or more holdings also shall be posted on the OppenheimerFunds' website at www.oppenheimerfunds.com in the "Fund Profiles" section.  Other general information about a Portfolio's investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

Except under special limited circumstances discussed below, month-end lists of a Portfolio's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of Portfolio's holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Investment Advisor's Portfolio and Legal departments must approve the completed request for release of Portfolio's holdings; and
o        The third-party recipient must sign the Investment Advisor's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep confidential information that is not publicly available regarding a Portfolio's holdings and agreeing not to trade directly or indirectly based on the information.

An exception may be made to provide portfolio holdings information on a more current basis to insurance company sponsors that have signed a Participation Agreement with, and offer series of, Oppenheimer Variable Account Funds or Panorama Series Fund, Inc. to their separate account contract holders, if such insurance companies require such portfolio holdings information for inclusion in reports to their contract holders, and have contractually undertaken to keep such information confidential. Additionally, such information may be made available to new insurance company sponsors that first sign a confidentiality agreement in connection with evaluating offering such funds under their separate accounts.

Complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Companies' Board, or as an employee, officer and/or director of the Investment
Advisor, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Portfolio's Investment Advisor, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o        The Portfolio's certified public accountants and auditors,
o        Members of the Portfolio's Board and the Board's legal counsel,
o        The Portfolio's custodian bank,
o        A proxy voting service designated by the Portfolios and their Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Insurance companies having separate accounts invested in Oppenheimer Variable Account Funds or Panorama
       Series Fund, Inc. (to prepare their financial statements or analysis),
o        Portfolio pricing services retained by the Investment Advisor to provide portfolio security prices, and
o        Dealers, to obtain bids (price quotations, because securities are not priced by the Portfolio's regular pricing services).

Portfolio holdings information of a Portfolio may be provided, under limited circumstances, to brokers and dealers or with whom the Portfolio trades and/or entities that provide investment coverage and/or analytical information regarding the portfolio, provided that there is a legitimate investment reason for providing the information to the broker or dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-
2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Portfolio.  Any third party receiving such information must first sign the Investment Advisor's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Investment
Advisor in connection with portfolio trading, and (2) by the members of the Investment Advisor's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

         o    Brokers and dealers in connection with portfolio transactions (purchases and sales)
o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Portfolio are not priced by the Portfolio's regular pricing services)
o        Dealers to obtain price quotations where the Portfolio is not identified as the owner

Portfolio holdings information (which may include information on a Portfolio's entire portfolio or individual securities therein) may be provided by senior officers of the Investment Advisor or attorneys on the legal staff of the Investment Advisor, Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Portfolio may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o        Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o        To potential sub-advisors of portfolios (but only pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (if entire portfolio holdings are provided, however, it shall be done only pursuant to a confidentiality agreement),
o        Investment bankers in connection with merger discussions (but only pursuant to confidentiality agreements)

Portfolio managers and analysts may, subject to the Investment Advisor's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Portfolio shares or their financial intermediary representatives.

The Portfolio's shareholders may, under unusual circumstances (such as a lack of liquidity in the portfolio to meet redemptions), receive redemption proceeds of their Portfolio shares paid as pro rata shares of securities held in the Portfolio.  In such circumstances, disclosure of the Portfolio's holdings may be made to such shareholders.

The Chief Compliance Officer (the "CCO") of the Portfolio and the Investment Advisor, Distributor, and Transfer
Agent shall oversee the compliance by the Investment Advisor, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Companies' Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Portfolio has been made during the preceding year pursuant to these policies. The CCO shall report to the
Companies' Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Investment Advisor and/or the Portfolio have entered into ongoing arrangements to make available information about the Portfolio's holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                                            Fortis Securities                                    Nomura Securities
ABG Securities                                                 Fox-Pitt, Kelton                                     Pacific Crest
ABN AMRO                                 Friedman, Billing, Ramsey              Pacific Crest Securities
Advest                                   Fulcrum Global Partners                Pacific Growth Equities
AG Edwards                               Garp Research                          Petrie Parkman
American Technology Research             George K Baum & Co.                    Pictet
Auerbach Grayson                         Goldman                                Piper Jaffray Inc.
Banc of America Securities               Goldman Sachs                          Plexus
Barclays                                 HSBC                                   Prager Sealy & Co.
Baseline                                 HSBC Securities Inc                    Prudential Securities
Bear Stearns                             ING Barings                            Ramirez & Co.
Belle Haven                              ISI Group                              Raymond James
Bloomberg                                Janney Montgomery                      RBC Capital Markets
BNP Paribas                              Jefferies                              RBC Dain Rauscher
BS Financial Services                    Jeffries & Co.                         Research Direct
Buckingham Research Group                JP Morgan                              Robert W. Baird
Caris & Co.                              JP Morgan Securities                   Roosevelt & Cross
CIBC World Markets                       JPP Eurosecurities                     Russell Mellon
Citigroup                                Keefe, Bruyette & Woods                Ryan Beck & Co.
Citigroup Global Markets                 Keijser Securities                     Sanford C. Bernstein
Collins Stewart                          Kempen & Co. USA Inc.                  Scotia Capital Markets
Craig-Hallum Capital Group LLC           Kepler Equities/Julius Baer Sec        SG Cowen & Co.
Credit Agricole Cheuvreux N.A. Inc.      KeyBanc Capital Markets                SG Cowen Securities
Credit Suisse First Boston               Leerink Swan                           Soleil Securities Group
Daiwa Securities                         Legg Mason                             Standard & Poors
Davy                                     Lehman                                 Stone & Youngberg
Deutsche Bank                            Lehman Brothers                        SWS Group
Deutsche Bank Securities                 Lipper                                 Taylor Rafferty
Dresdner Kleinwort Wasserstein           Loop Capital Markets                   Think Equity Partners
Emmet & Co                               MainFirst Bank AG                      Thomas Weisel Partners
Empirical Research                       Makinson Cowell US Ltd                 UBS
Enskilda Securities                      Maxcor Financial                       Wachovia
Essex Capital Markets                    Merrill                                Wachovia Corp
Exane BNP Paribas                        Merrill Lynch                          Wachovia Securities
Factset                                  Midwest Research                       Wescott Financial
Fidelity Capital Markets                 Mizuho Securities                      William Blair
Fimat USA Inc.                           Morgan Stanley                         Yieldbook
First Albany                             Morningstar
First Albany Corporation                 Natexis Bleichroeder
Fixed Income Securities                  Ned Davis Research Group

How the Portfolios Are Managed

Organization and History.  Panorama Series Fund, Inc., the investment company of which each Portfolio is a series, was incorporated in Maryland on August 17, 1981.  It is referred to as the "Company" in this Statement of
Additional Information. Prior to May 1, 1996, the Company was named Connecticut Mutual Financial Services Series
Fund I, Inc.

         |    Classes  of Shares.  The  Directors  are  authorized,  without  shareholder  approval,  to create new series and classes of shares.  The Directors may reclassify  unissued shares of the Fund into additional  series or classes  of  shares.  The  Directors  also may  divide or  combine  the  shares of a class into a greater or lesser number of shares without changing the  proportionate  beneficial  interest of a shareholder in a Portfolio.  Shares do not have  cumulative  voting rights or preemptive or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

         Each Portfolio currently has two classes of shares authorized.  All the Portfolios offer a class with no name designation and the Oppenheimer International Growth Fund/VA offers a Service Share Class.  All classes of a particular portfolio invest in the same investment portfolio.  Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of a
Portfolio represents an interest in the Portfolio proportionately equal to the interest of each other share of the same class.

         |    Meetings of Shareholders. Although the Portfolios are not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. The shareholders of the Portfolio's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of
Incorporation or under Maryland law.

         The Portfolio will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Portfolio's parent corporation receives a written request of the record holders of at least
25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Portfolio's parent corporation has undertaken that it will then either give the applicants access to the Portfolio's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

Board of Directors and Oversight Committees.  The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Portfolio's activities, review its performance, and review the actions of the
Manager.

         The Board of Directors has an Audit Committee, a Review Committee and a Governance Committee. The Audit
Committee is comprised solely of Independent Directors. The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr.  The Audit Committee held ____
meetings during the fiscal year ended December 31, 2004. The Audit Committee furnishes the Board with recommendations regarding the selection of the Portfolio's independent auditors. Other main functions of the
Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Portfolio's independent registered public accounting firm regarding the Fund's internal accounting procedures and controls;  (iii) review reports from the
Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Portfolio's independent registered public accounting firm and its Independent Directors; and (v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the
Portfolio's independent registered public accounting firm and the pre-approval of the performance by the
Portfolio's independent registered public accounting firm of any non-audit service, including tax service, for each Portfolio and the Manager and certain affiliates of the Manager that are not prohibited by the Sarbanes-Oxley
Act.

         The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman and
Beverly Hamilton.  The Review Committee held ____ meetings during the fiscal year ended December 31, 2004.  Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Portfolios' transfer agent and the Manager and the services provided to each Portfolio by the transfer agent and the Manager.  The Review Committee also reviews the Portfolios investment performance and policies and procedures adopted by the Portfolios to comply with Investment Company Act and other applicable law.

         The members of the Governance Committee are Robert Malone (Chairman), William Armstrong, Beverly
Hamilton and F. William Marshall, Jr.  Each member of the Committee is independent, meaning each person is not an
"interested person" as defined in the Investment Company Act.  The Governance Committee was established in August
2004 and held ___ meetings during the Fund's fiscal year ended December 31, 2004. The Governance Committee is expected to consider general governance matters, including a formal process for shareholders to send communications to the Board and the qualifications of candidates for board positions including consideration of any candidate recommended by shareholders.

         The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year.  The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions.  Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders.  The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

Directors and Officers of the Company. Except for Mr. Murphy, each of the Directors is an "Independent Director"
under the Investment Company Act. Mr. Murphy is an "Interested Director," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Director of the Portfolios with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a director of the Portfolios and the other Board II Funds (defined below) for which he is a trustee or director.

         The Company's Directors and officers and their positions held with the Company and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Directors also includes the dollar range of shares of the Portfolios as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Directors. All of the Directors are also trustees or directors of the following Oppenheimer funds (except for
Ms. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as
"Board II Funds"):

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund                               Oppenheimer Real Asset Fund
Oppenheimer Capital Income Fund                                Oppenheimer Senior Floating Rate Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                    Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                            Panorama Series Fund, Inc.
Oppenheimer Integrity Funds                                    Centennial America Fund, L. P.
Oppenheimer Limited-Term Government Fund                       Centennial California Tax Exempt Trust
Oppenheimer Main Street Funds, Inc.                            Centennial Government Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Money Market Trust
Oppenheimer Main Street Small Cap Fund                         Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund                                     Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust
Oppenheimer Principal Protected Trust II

         Present or former  officers,  directors,  trustees and employees (and their  immediate  family members) of the Portfolios,  the Manager and its affiliates,  and retirement plans  established by them for their employees are permitted to purchase  non-Service  shares of the  Portfolios  and the other  Oppenheimer  funds at net asset value without sales charge.  The sales charge on non-Service  shares is waived for that group because of the economies of sales efforts realized by the Distributor.

         Messrs. Gillespie, Miao, Murphy, Peterson, Vandehey, Vottiero, Wixted, Zack, Schmidt, Evans, Monoyios,
Steinmetz and Dr. Reinganum, and Mses. Bloomberg and Ives who are officers of the Company, respectively hold the same offices with one or more of the other Board II Funds as with the Company. As of _______________, 2005, the
Directors and officers of the Company, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent Director (and their immediate family members) do not own securities of either the Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

         Affiliated Transactions and Material Business Relationships.  Mr. Swain has reported that he sold a residential property to Mr. Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

       The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                  Independent Directors
---------------------------------------------------------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------ --------------- -----------------
Name,                        Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                          Dollar Range Of
                                                                                                          Shares
                                                                                                          Beneficially
Position(s) Held with                                                                     of Shares       Owned in
Company,                     Other Trusteeships/Directorships Held by Trustee;            Beneficially    any of the
Length of Service,           Number of Portfolios in Fund Complex Currently  Overseen by  Owned in the    Oppenheimer
Age                          Director                                                     Portfolios      Funds
---------------------------- ------------------------------------------------------------ --------------- -----------------
---------------------------- ------------------------------------------------------------ ---------------------------------

                                                                                              As of December 31, 2004

---------------------------- ------------------------------------------------------------ ---------------------------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------
William L. Armstrong,        Chairman  of  the  following   private   mortgage   banking       None         Over $100,000
Chairman of the Board        companies:  Cherry Creek  Mortgage  Company  (since  1991),
since 2003 and Director      Centennial  State  Mortgage  Company  (since 1994),  The El
since 1999                   Paso Mortgage  Company  (since 1993),  Transland  Financial
Age: 67                      Services,  Inc.  (since  1997);  Chairman of the  following private  companies:  Great  Frontier  Insurance  (insurance agency)  (since 1995),  Ambassador  Media  Corporation  and
                             Broadway   Ventures   (since  1984);   a  director  of  the
                             following public  companies:  Helmerich & Payne,  Inc. (oil and  gas  drilling/production  company)  (since  1992)  and
                             UNUMProvident   (insurance   company)  (since  1991).   Mr.
                             Armstrong is also a Director/Trustee  of Campus Crusade for
                             Christ and the Bradley  Foundation.  Formerly a director of
                             the   following:    Storage   Technology   Corporation   (a
                             publicly-held  computer equipment  company)  (1991-February
                             2003), and International Family  Entertainment  (television
                             channel)   (1992-1997),    Frontier   Real   Estate,   Inc.
                             (residential  real  estate  brokerage)   (1994-1999),   and
                             Frontier Title (title insurance  agency)  (1995-June 1999);
                             a U.S. Senator  (January  1979-January  1991).  Oversees 38
                             portfolios in the OppenheimerFunds complex
---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

Robert G. Avis,              Formerly,  Director and President of A.G.  Edwards Capital,
Director since 1996          Inc.  (General  Partner of  private  equity  funds)  (until
Age: 73                      February  2001);  Chairman,  President and Chief  Executive

                             Officer of A.G. Edwards  Capital,  Inc. (until March 2000);
                             Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice
                             Chairman  of A.G.  Edwards  &  Sons,  Inc.  (its  brokerage

                             company  subsidiary)  (until March 1999);  Chairman of A.G.       None        $50,001-$100,000
                             Edwards   Trust   Company  and  A.G.E.   Asset   Management
                             (investment  advisor)  (until March  1999);  and a Director
                             (until March 2000) of A.G.  Edwards & Sons and A.G. Edwards
                             Trust    Company.    Oversees   38    portfolios   in   the
                             OppenheimerFunds complex.

---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

George C. Bowen, Director    Formerly  Assistant  Secretary  and  a  director  (December
since 2002                   1991-April    1999)   of   Centennial    Asset   Management
Age: 68                      Corporation;  President,  Treasurer  and a  director  (June

                             1989-April 1999) of Centennial Capital  Corporation;  Chief

                             Executive  Officer and a director of MultiSource  Services,       None         Over $100,000
                             Inc. (March  1996-April  1999).  Until April 1999 Mr. Bowen
                             held  several   positions  in   subsidiary   or  affiliated
                             companies of the  Manager.  Oversees 38  portfolios  in the
                             OppenheimerFunds complex.

---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

Edward L. Cameron,           A  member  of  The  Life  Guard  of  Mount  Vernon,  George
Director since 2002          Washington's  home  (since June  2000).  Formerly  Director
Age: 66                      (March   2001-May   2002)  of  Genetic  ID,  Inc.  and  its

                             subsidiaries (a privately held biotech company);  a partner
                             (July 1974-June 1999) with  PricewaterhouseCoopers  LLP (an       None         Over $100,000
                             accounting  firm);  and Chairman (July  1994-June  1998) of
                             Price Waterhouse LLP Global Investment  Management Industry
                             Services    Group.    Oversees   38   portfolios   in   the
                             OppenheimerFunds complex.
---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

Jon S. Fossel,               Director  (since  February  1998)  of  Rocky  Mountain  Elk
Director since 1997          Foundation  (a  not-for-profit   foundation);   a  director
Age: 63                      (since 1997) of Putnam Lovell Finance (finance company);  a director (since June 2002) of  UNUMProvident  (an insurance company).  Formerly a director (October  1999-October 2003)
                             of  P.R.   Pharmaceuticals   (a  privately  held  company);
                             Chairman and a director  (until October 1996) and President       None         Over $100,000
                             and Chief  Executive  Officer  (until  October 1995) of the
                             Manager;  President, Chief Executive Officer and a director
                             (until  October  1995) of  Oppenheimer  Acquisition  Corp.,
                             Shareholders   Services  Inc.  and  Shareholder   Financial
                             Services,    Inc.    Oversees   38    portfolios   in   the
                             OppenheimerFunds complex.
---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------
Sam Freedman,                Director of Colorado Uplift (a non-profit charity) (since
Director since 1996          September 1984). Formerly (until October 1994) Mr.

Age: 64                      Freedman held several positions in subsidiary or                  None         Over $100,000
                             affiliated companies of the Manager. Oversees 38
                             portfolios in the OppenheimerFunds complex.

---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

Beverly L. Hamilton,         Trustee of Monterey  International  Studies (an educational
Director since 2002          organization)  (since  February  2000);  a director  of The
Age: 58                      California Endowment (a philanthropic  organization) (since
                             April   2002)  and  of   Community   Hospital  of  Monterey
                             Peninsula   (educational   organization)   (since  February
                             2002); a director of America Funds Emerging  Markets Growth
                             Fund  (since  October  1991) (an  investment  company);  an advisor to Credit  Suisse  First  Boston's  Sprout  venture capital  unit.  Mrs.  Hamilton  also  is a  member  of  the investment committees of the Rockefeller  Foundation and of
                             the   University   of   Michigan.   Formerly,   Trustee  of       None             None
                             MassMutual   Institutional   Funds   (open-end   investment
                             company)   (1996-May   2004);  a  director  of  MML  Series
                             Investment  Fund  (April  1989-May  2004) and MML  Services
                             (April  1987-May 2004)  (investment  companies);  member of the investment committee  (2000-2003) of Hartford Hospital;
                             an advisor  (2000-2003)  to  Unilever  (Holland)'s  pension fund;  and  President  (February  1991-April  2000) of ARCO
                             Investment  Management  Company.  Oversees 37 portfolios in the OppenheimerFunds complex.

---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

Robert J. Malone,            Chairman,  Chief  Executive  Officer and Director of Steele
Director since 2002          Street  State Bank (a  commercial  banking  entity)  (since
Age: 60                      August  2003);  director of Colorado  UpLIFT (a  non-profit organization)  (since  1986);  trustee  (since 2000) of the
                             Gallagher  Family  Foundation  (non-profit   organization).
                             Formerly,  Chairman of U.S.  Bank-Colorado (a subsidiary of

                             U.S.  Bancorp and formerly  Colorado  National Bank,) (July       None         Over $100,000
                             1996-April  1, 1999),  a director  of:  Commercial  Assets,
                             Inc.  (a  REIT)  (1993-2000),   Jones  Knowledge,  Inc.  (a
                             privately   held   company)   (2001-July   2004)  and  U.S.
                             Exploration,  Inc. (oil and gas exploration) (1997-February
                             2004).  Oversees  37  portfolios  in  the  OppenheimerFunds complex.

---------------------------- ------------------------------------------------------------ ---------------- ----------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

F. William Marshall, Jr.,    Trustee of MassMutual  Institutional Funds (since 1996) and
Director since 2002          MML Series  Investment  Fund (since  1987)  (both  open-end
Age: 62                      investment  companies)  and  the  Springfield  Library  and

                             Museum   Association   (since  1995)   (museums)   and  the
                             Community  Music  School  of  Springfield   (music  school)
                             (since 1996);  Trustee (since 1987),  Chairman of the Board
                             (since  2003)  and  Chairman  of the  investment  committee
                             (since 1994) for the Worcester  Polytech Institute (private
                             university);  and President and  Treasurer  (since  January       None         Over $100,000
                             1999) of the SIS Fund (a private not for profit  charitable fund). Formerly,  member of the investment committee of the
                             Community  Foundation  of  Western  Massachusetts  (1998  -
                             2003);  Chairman  (January  1999-July 1999) of SIS & Family
                             Bank,  F.S.B.  (formerly SIS Bank)  (commercial  bank); and
                             Executive  Vice  President   (January  1999-July  1999)  of
                             Peoples Heritage  Financial Group, Inc.  (commercial bank).
                             Oversees 38 portfolios in the OppenheimerFunds complex.
---------------------------- ------------------------------------------------------------ ---------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center, 225 Liberty Street, New
York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                             Interested Director and Officer
---------------------------------------------------------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------ --------------- -----------------
Name;                        Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                          Dollar Range of
                                                                                                          Shares

Position(s) Held with                                                                     of Shares       Beneficially
Company;                     Other Trusteeships/Directorships Held by Trustee;            Beneficially    Owned in any of
Length of Service;           Number of Portfolios in Fund Complex Currently  Overseen by  Owned in the    the Oppenheimer
Age                          Director                                                     Portfolios      Funds

---------------------------- ------------------------------------------------------------ --------------- -----------------
---------------------------- ------------------------------------------------------------ ---------------------------------

                                                                                              As of December 31, 2004

---------------------------- ------------------------------------------------------------ ---------------------------------
---------------------------- ------------------------------------------------------------ ---------------- ----------------

John V. Murphy, President    Chairman, Chief Executive Officer and director (since June        None         Over $100,000
and Director since 2002      2001) and President (since September 2000) of the Manager;
Age: 55                      President and a director or trustee of other Oppenheimer

                             funds; President and a director (since July 2001) of

                             Oppenheimer Acquisition Corp. (the Manager's parent
                             holding company) and of Oppenheimer Partnership Holdings,
                             Inc. (a holding company subsidiary of the Manager); a
                             director (since November 2001) of OppenheimerFunds
                             Distributor, Inc. (a subsidiary of the Manager); Chairman
                             and a director (since July 2001) of Shareholder Services,
                             Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a
                             director (since July 2001) of OppenheimerFunds Legacy
                             Program (a charitable trust program established by the
                             Manager); a director of the following investment advisory
                             subsidiaries of the Manager: OFI Institutional Asset
                             Management, Inc., Centennial Asset Management Corporation,
                             Trinity Investment Management Corporation and Tremont
                             Capital Management, Inc. (since November 2001),
                             HarbourView Asset Management Corporation and OFI Private
                             Investments, Inc. (since July 2001); President (since
                             November 1, 2001) and a director (since July 2001) of
                             Oppenheimer Real Asset Management, Inc.; Executive Vice
                             President (since February 1997) of Massachusetts Mutual
                             Life Insurance Company (the Manager's parent company); a
                             director (since June 1995) of DLB Acquisition Corporation
                             (a holding company that owns the shares of Babson Capital
                             Management LLC); a member of the Investment Company
                             Institute's Board of Governors (elected to serve from
                             October 3, 2003 through September 30, 2006). Formerly,
                             Chief Operating Officer (September 2000-June 2001) of the
                             Manager; President and trustee (November 1999-November
                             2001) of MML Series Investment Fund and MassMutual
                             Institutional Funds (open-end investment companies); a
                             director (September 1999-August 2000) of C.M. Life
                             Insurance Company; President, Chief Executive Officer and
                             director (September 1999-August 2000) of MML Bay State
                             Life Insurance Company; a director (June 1989-June 1998)
                             of Emerald Isle Bancorp and Hibernia Savings Bank (a
                             wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                             62 portfolios as Trustee/Director and 21 additional
                             portfolios as Officer in the OppenheimerFunds complex.

---------------------------- ------------------------------------------------------------ ---------------- ----------------
----------------------------------------------------------------------------------------------------------------------------

         The address of the Officers in the chart below is as follows: for Messrs. M
Zack, Gillespie, Miao and Dr. Reinganum and Ms. Bloomberg, Two World Financial Cente               S
10281-1008, for Messrs. Vandehey, Vottiero, Petersen, Wixted and Ms. Ives, 6803 S. Tonoyios, Evans,e
Each Officer serves for an annual term or until his or her earlier resignation, deatr, 225 Liberty  Schmidt, Steinmetz, ucson Way, Cent treet, New York, NY
                                                  Officers of the Company           h or removal.   nnial, CO 80112-3924.

----------------------------------------------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Name,                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Company,
Length of Service,
Age

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Dr. Marc Reinganum, Vice           Vice President of the Manager since September 2002; a Director of Quantitative Research
President and Portfolio Manager    and Portfolio Strategist for Equities; an officer of 3 portfolios in the
since 2003                         OppenheimerFunds complex. Formerly the Mary Jo Vaughn Rauscher Chair in Financial
Age:  51                           Investments at Southern Methodist University since 1995. At Southern Methodist
                                   University he also served as the Director of the Finance Institute, Chairman of the
                                   Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

David E. Schmidt, Vice President   Chief Investment Officer since July 2003, Deputy Chief Investment Officer (from June
and Portfolio Manager since 2003   2002 to June 2003), Director of Product Development (from December 1999 to present) and
Age: 42                            an analyst (from August 1994 to December 1999) of Trinity Investment Management
                                   Corporation, a wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer
                                   Acquisition Corp.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

George Evans, Vice President and   Vice President (since October 1993) and Director of International Equities (since July
Portfolio Manager since 1999       2004) of the Manager. Formerly Vice President of HarbourView Asset Management
Age: 45                            Corporation (July 1994-November 2001); an officer of 2 portfolios in the
                                   OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Nikolaos D. Monoyios, Vice         Senior Vice President of the Manager since October 2003; a Certified Financial Analyst.
President and Portfolio Manager    Formerly Vice President of the Manager (April 1998-September 2003). An officer of 6
since 1998                         portfolios in the OppenheimerFunds complex.
Age: 55

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Arthur P. Steinmetz, Vice          Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
President and Portfolio Manager    Management Corporation (since March 2000); an officer of 4 portfolios in the
since 2003                         OppenheimerFunds complex.
Age: 45

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Mark S. Vandehey,                  Senior Vice  President and Chief  Compliance  Officer (since March 2004) of the Manager;
Vice President and Chief           Vice  President  (since June 1983) of  OppenheimerFunds  Distributor,  Inc.,  Centennial
Compliance Officer since 2004      Asset Management  Corporation and Shareholder  Services,  Inc.  Formerly (until February
Age:  54                           2004) Vice  President  and Director of Internal  Audit of the Manager.  An officer of 83 portfolios in the Oppenheimer funds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since March 1999) of the Manager;  Treasurer of
Treasurer since 1999               HarbourView  Asset  Management  Corporation,   Shareholder  Financial  Services,   Inc.,
Age: 45                            Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management  Corporation,   and
                                   Oppenheimer  Partnership Holdings,  Inc. (since March 1999), of OFI Private Investments,
                                   Inc. (since March 2000), of  OppenheimerFunds  International  Ltd. and  OppenheimerFunds
                                   plc (since May 2000),  of OFI  Institutional  Asset  Management,  Inc.  (since  November
                                   2000),  and of  OppenheimerFunds  Legacy  Program (a  Colorado  non-profit  corporation)
                                   (since June 2003);  Treasurer and Chief Financial  Officer (since May 2000) of OFI Trust
                                   Company (a trust company  subsidiary of the Manager);  Assistant  Treasurer (since March
                                   1999) of Oppenheimer  Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                   Management  Corporation (March  1999-October 2003) and  OppenheimerFunds  Legacy Program
                                   (April 2000-June 2003);  Principal and Chief Operating  Officer (March  1995-March 1999)
                                   at Bankers Trust  Company-Mutual Fund Services Division.  An officer of 83 portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Brian Petersen,                    Assistant Vice President of the Manager since August 2002; formerly Manager/Financial
Assistant Treasurer since 2004     Product Accounting (November 1998-July 2002) of the Manager. An officer of 83
Age: 34                            portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Philip Vottiero,                   Vice President/Fund Accounting of the Manager since March 2002. Formerly Vice
Assistant Treasurer since 2002     President/Corporate Accounting of the Manager (July 1999-March 2002) prior to which he
Age:  41                           was Chief Financial Officer at Sovlink Corporation (April 1996-June 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Robert G. Zack,                    Executive Vice President (since January 2004) and General Counsel (since February 2002)
Vice President & Secretary         of the Manager; General Counsel and a director (since November 2001) of the
since 2001                         Distributor; General Counsel (since November 2001) of Centennial Asset Management
Age:  56                           Corporation; Senior Vice President and General Counsel (since November 2001) of
                                   HarbourView Asset Management Corporation; Secretary and General Counsel (since November
                                   2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director (since
                                   October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                   Inc.; a director (since November 2001) of Oppenheimer Real Asset Management, Inc.;
                                   Senior Vice President, General Counsel and a director (since November 2001) of
                                   Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company; Vice President (since November 2001) of
                                   OppenheimerFunds Legacy Program; Senior Vice President and General Counsel (since
                                   November 2001) of OFI Institutional Asset Management, Inc.; a director (since June
                                   2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate
                                   General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                   Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                   Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd. (October
                                   1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2001     October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age:  39                           (since October 2003) of the Distributor; Assistant Secretary (since October 2003) of
                                   Centennial Asset Management Corporation; Vice President and Assistant Secretary (since
                                   1999) of Shareholder Services, Inc.; Assistant Secretary (since December 2001) of
                                   OppenheimerFunds Legacy Program and of Shareholder Financial Services, Inc.. Formerly
                                   an Assistant Counsel (August 1994-October 2003) and Assistant Vice President of the
                                   Manager (August 1997-June 1998). An officer of 83 portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Lisa I. Bloomberg,                 Vice President and Associate Counsel of the Manager since May 2004; formerly First Vice
Assistant Secretary since 2004     President and Associate General Counsel of UBS Financial Services Inc. (formerly,
Age:  37                           PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher & Flom, LLP (September 1996 - April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Phillip S. Gillespie,              Senior Vice President and Deputy General Counsel of the Manager since September 2004.
Assistant Secretary since 2004     Formerly Mr. Gillespie held the following positions at Merrill Lynch Investment
Age:  41                           Management: First Vice President (2001-September 2004); Director (from 2000) and Vice
                                   President (1998-2000). An officer of 83 portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------
---------------------------------- -----------------------------------------------------------------------------------------

Wayne Miao,                        Assistant Vice President and Assistant Counsel of the Manager since June 2004. Formerly
Assistant Secretary since 2004     an Associate with Sidley Austin Brown & Wood LLP (September 1999 - May 2004). An
Age:  32                           officer of 83 portfolios in the OppenheimerFunds complex.

---------------------------------- -----------------------------------------------------------------------------------------

Remuneration of Directors. The officers of the Company and one Director of the Company (Mr. Murphy) are
affiliated with the Manager and receive no salary or fee from the Company.  The remaining Directors of the
Company received the compensation shown below from the Portfolios with respect to the Portfolio's fiscal year ended December 31, 2004.  The compensation from all of the Board II Funds (including the Portfolios) represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2004.

------------------------------------- ------------------------------------------------------------- ---------------------

    Director's Name and Position                Aggregate Compensation from Portfolios1
                                                                                                           Total
                                                                                                        Compensation
                                                                                                    from Portfolios and
                                                                                                     Fund Complex Paid
                                                                                                       to Directors*

------------------------------------- ------------------------------------------------------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

                                                                     Oppenheimer
                                                                    International     Government
                                      Total Return      Growth     Growth Fund/VA     Securities
                                        Portfolio     Portfolio                       Portfolio

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

William L. Armstrong                     $1,484         $1,149         $1,039            $756             $178,000
Chairman of the Board of Directors
and Audit Committee Member

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

Robert G. Avis                            $988           $765           $691             $503             $118,500
Review Committee Member

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

George Bowen                              $988           $765           $691             $503             $118,500
Audit Committee Member

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

Edward L. Cameron                        $1,134          $878           $793             $577             $136,000
Audit Committee Chairman

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

John S. Fossel                           $1,134          $878           $793             $577             $136,000
Review Committee Chairman

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

Sam Freedman                              $988           $765           $691             $503             $118,500
Review Committee Member

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

Beverly Hamilton2                         $9673         $7494           $6775           $4936            $152,3557
Review Committee Member

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

Robert Malone2                           $1,0153        $7864           $7105           $5176             $121,726
Audit Committee Member

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------
------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

F. William Marshall, Jr.                  $988           $765           $691             $503            $167,5008
Audit Committee Member

------------------------------------- -------------- ------------- ---------------- --------------- ---------------------

1.       Aggregate Compensation from Portfolios includes fees and deferred compensation, if any, for a Trustee.
2.       Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II Funds effective June 1, 2002.
         Compensation for Mrs. Hamilton and Mr. Malone was paid by all the Board II Funds, with the exception of
         Oppenheimer Senior Floating Rate Fund for which they currently do not serve as Trustees (total of 37
         Oppenheimer funds at December 31, 2004. Mrs. Hamilton and Mr. Malone elected to defer their compensation
         100% under Deferred Compensation Plan.
3.       Includes $967 deferred for Mrs. Hamilton and $1,015 for Mr. Malone under Deferred Compensation Plan.
4.       Includes $749 deferred for Mrs. Hamilton and $789 for Mr. Malone under Deferred Compensation Plan.
5.       Includes $677 deferred for Mrs. Hamilton and $710 for Mr. Malone under Deferred Compensation Plan.
6.       Includes $493 deferred for Mrs. Hamilton and $517 for Mr. Malone under Deferred Compensation Plan.
7.       Includes $36,354 compensation (of which 100% was deferred under a deferred compensation plan) paid to
         Mrs. Hamilton for serving as a trustee by two-open investment companies (MassMutual Institutional Funds and MML Series Investment Fund) the investment adviser for which is the indirect parent company of the
         Fund's Manager.  The Manager also serves as the Sub-Advisor to the MassMutual International Equity Fund,
         a series of MasssMutual Institutional Funds.
8.       Includes $49,000 compensation paid to Mr. Marshall for serving as a trustee by two open-end investment companies (MassMutual Institutional Funds and MML Series Investment Fund) the investment adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the Sub-Advisor to the MassMutual International Equity Fund, a series of MassMutual Institutional Funds.

     *For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional
     Funds and MML Series Investment Fund in accordance with the instructions for Form N-1A.  The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund to be part of the
     OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

         |X|  Deferred Compensation Plan for Directors. The Board of Directors has adopted a Deferred
Compensation Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Portfolios.  Under the plan, the compensation deferred by a
Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more
Oppenheimer funds selected by the Director.  The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

      Deferral of Director's fees under the plan will not materially affect the Portfolios' assets, liabilities and net income per share.  The plan will not obligate the Portfolios to retain the services of any Director or to pay any particular level of compensation to any Director.  Pursuant to an Order issued by the Securities and
Exchange Commission, the Portfolios may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

         |X|  Major Shareholders.  [TO BE UPDATED]

The Manager.  OppenheimerFunds, Inc., the Manager, is wholly-owned by Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance
Company, a global diversified insurance and financial services organization.

|X|      Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting
Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an
OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o        The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o        In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors.
o        The Fund supports proposals to eliminate cumulative voting.
o        The Fund opposes re-pricing of stock options.
o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund will be required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The first such filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.7048 and (ii) on the SEC's website at www.sec.gov.

         |X|  Code of Ethics.  The Company, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Portfolio's transactions.  Covered persons include persons with knowledge of the investments and investment intentions of a Portfolio and other funds advised by the Manager.
The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Portfolio, subject to a number of restrictions and controls.  Compliance with the
Code of Ethics is carefully monitored and enforced by the Manager.

         Each Company's Code of Ethics is an exhibit to the Companys' registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of
Ethics can also be viewed as part of the Company's registration statement on the SEC's EDGAR database at the
SEC's Internet web site at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

         |X|  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to each Portfolio under an investment advisory agreement between the Manager and the respective
Portfolio.  The investment advisory agreements require the Manager, at its expense, to provide each Portfolio with adequate office space, facilities and equipment. They also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Portfolio. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for the continuous public sale of shares of the Portfolio.

         The Portfolio pays expenses not expressly assumed by the Manager under the advisory agreement or by the
Distributor under the General Distributor's Agreement are paid by the relevant Portfolio.  The advisory agreements list examples of expenses to be paid by a Portfolio. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by a Portfolio to the Manager are calculated at the rates listed in the Portfolio's Prospectus, which are applied to the assets of the Portfolio as a whole.  Whenever more than one class of shares is issued, the fees are allocated to each class of shares based upon the relative proportion of a
Company's net assets represented by that class.  The management fees paid by the Portfolios to the Manager during the Portfolio's last three fiscal years are listed below.

------------------------------- ------------------------------------------------------------------------------------
Portfolio                            Management Fees Paid to OppenheimerFunds, Inc. in the Fiscal Years Ended:
------------------------------- ------------------------------------------------------------------------------------
------------------------------- ------------------------------ -------------------------- --------------------------

                                          12/31/02                     12/31/03                   12/31/04

------------------------------- ------------------------------ -------------------------- --------------------------
------------------------------- ------------------------------ -------------------------- --------------------------

Total Return Portfolio                   $2,315,755                   $1,954,060

------------------------------- ------------------------------ -------------------------- --------------------------
------------------------------- ------------------------------ -------------------------- --------------------------

Growth Portfolio                         $1,274,199                   $1,063,482

------------------------------- ------------------------------ -------------------------- --------------------------
------------------------------- ------------------------------ -------------------------- --------------------------

Oppenheimer International                                              $721,550
Growth Fund/VA                            $842,180

------------------------------- ------------------------------ -------------------------- --------------------------
------------------------------- ------------------------------ -------------------------- --------------------------

Government Securities                     $106,778                     $108,936
Portfolio

------------------------------- ------------------------------ -------------------------- --------------------------
------------------------------- ------------------------------ -------------------------- --------------------------

Total (All Portfolios)                   $4,538,912                   $3,848,028

------------------------------- ------------------------------ -------------------------- --------------------------

         The investment advisory agreements state that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Portfolio sustain for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Directors, including a majority of the Independent Directors, is required to approve the renewal of the investment advisory agreement for each Portfolio.  The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the
Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Portfolio pays with respect to
Service shares.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreements.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Portfolio and its shareholders;
o        The profitability of the Portfolio to the Manager;
o        The investment performance of the Portfolio in comparison to regular market indices;
o        Economies of scale that may be available to the Portfolio from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Portfolio from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Portfolio.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to each Portfolio.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Portfolio and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the Portfolios and experienced Counsel to the Independent Directors who assisted the
Board in its deliberations.  The Portfolio's Counsel and the Independent Directors Counsel is independent of the
Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         After careful deliberation, the Board, including the Independent Directors, concluded that it was in the best interest of shareholders to continue the investment advisory agreements for another year.  In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreements, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Portfolios

Brokerage Provisions of the Investment Advisory Agreements.  One of the duties of the Manager under each investment advisory agreement is to arrange the investment securities transactions for each Portfolio. Each advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect a
Portfolio's securities transactions.  The Manager is authorized by the advisory agreements to employ broker-dealers, (including "affiliated" brokers, as that term is defined in the Investment Company Act).  The
Manager may employ broker-dealers that it thinks, in its best judgment based on all relevant factors, will implement the policy of each Portfolio to obtain, at reasonable expense, the "best execution" of a Portfolio's transactions.  "Best execution" refers to prompt and reliable execution at the most favorable price obtainable.
The Manager need not seek competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the expenses paid to the extent consistent with the interest and policies of a Portfolio as established by the Board of Directors.

Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the
Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The concessions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the concession is fair and reasonable in relation to the services provided.

Rule 12b-1 under the Investment Company Act prohibits any Portfolio from compensating a broker or dealer for promoting or selling the Portfolio's shares by (1) directing to that broker or dealer any of the Portfolios'
transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the Portfolios' transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a Portfolio and its investment advisor cannot use the Portfolio's brokerage for the purpose of rewarding broker-dealers for selling the Portfolio's shares.

However, the Rule permits Portfolios to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Company's Board of Directors has approved those procedures) that permit the Portfolio to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Portfolio, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Portfolio's transactions from taking into account a broker's or dealer's promotion or sales of the Portfolio shares when allocating the Portfolio's transactions, and (2) the Company, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Portfolios' brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Portfolio's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Portfolio subject to the provisions of the investment advisory agreement and the procedures and rules described above.  Generally the
Manager's portfolio traders allocate brokerage based upon recommendations from the portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, a Portfolio may be required to pay fixed brokerage commissions and would not have the benefit of negotiated commissions available in U.S. markets.
Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed income agency transactions in the secondary market.  Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.  In an option transaction, ordinarily a
Portfolio uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Portfolios.  Those other funds may purchase or sell the same securities as the Portfolios at the same time as the Portfolios, which could affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreements permit the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Portfolios and one or more of the Manager's other accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the
Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Directors permits the Manager to use stated commissions on secondary fixed-income trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.  The Board of Directors permits the Manager to use commissions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager.  That research provides additional views and comparisons, and helps the Manager obtain market information for the valuation of securities held in a Portfolio's investment portfolio or are being considered for purchase.  The Manager provides information to the Board about the commissions paid to brokers for furnishing these services, together with the Manager's representation that the amount of those commissions was reasonably related to the value or benefit of such services.

         No principal transactions and, except under unusual circumstances, no agency transactions for Government
Securities Portfolio will be handled by any affiliated securities dealer.  In the unusual circumstance when that
Portfolio pays brokerage commissions, the above-described brokerage practices and policies are followed.

---------------------------------------------------------------------------------------------------------------------
                 Total Brokerage Commissions Paid by the Portfolios1 During the Fiscal Years Ended:
---------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------- ----------------------- ------------------------

Portfolio                                        12/31/02                   12/31/03                12/31/042

--------------------------------------- ---------------------------- ----------------------- ------------------------
--------------------------------------- ---------------------------- ----------------------- ------------------------

Growth Portfolio                                 $444,867                   $277,381

--------------------------------------- ---------------------------- ----------------------- ------------------------
--------------------------------------- ---------------------------- ----------------------- ------------------------

Total Return Portfolio                           $695,358                   $780,963

--------------------------------------- ---------------------------- ----------------------- ------------------------
--------------------------------------- ---------------------------- ----------------------- ------------------------
Oppenheimer International Growth

Fund/VA                                          $132,071                   $208,237

--------------------------------------- ---------------------------- ----------------------- ------------------------
--------------------------------------- ---------------------------- ----------------------- ------------------------

Government Securities Portfolio                   $1,013                     $1,718

--------------------------------------- ---------------------------- ----------------------- ------------------------

1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended 12/31/04,  the amount of transactions  directed to brokers for research  services and the amount of the commissions paid to broker-dealers for those serves were as follows:

----------------------------------------- --------------------------------------- -----------------------------------
Portfolio                                         Amount of Transactions                Amount of Commissions
----------------------------------------- --------------------------------------- -----------------------------------
----------------------------------------- --------------------------------------- -----------------------------------
Growth Portfolio
----------------------------------------- --------------------------------------- -----------------------------------
----------------------------------------- --------------------------------------- -----------------------------------
Total Return Portfolio
----------------------------------------- --------------------------------------- -----------------------------------
----------------------------------------- --------------------------------------- -----------------------------------
Oppenheimer International Growth Fund/VA
----------------------------------------- --------------------------------------- -----------------------------------
----------------------------------------- --------------------------------------- -----------------------------------
Government Securities Portfolio
----------------------------------------- --------------------------------------- -----------------------------------

Distribution and Service Plans (Service Shares Only)

      Under its General Distributor's Agreements with the Portfolios, OppenheimerFunds Distributor, Inc. will only act as the principal underwriter of the Portfolios' Service shares.

         Each Portfolio has adopted a Distribution and Service Plan (the "Plan") for its Service shares under
Rule 12b-1 of the Investment Company Act, pursuant to which each Portfolio will make payments to the Distributor in connection with the distribution and/or servicing of Service shares. The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide services to Service shares, as described in the Prospectus.  Each Plan has been approved by a vote of (i) the Board of Directors of the Company, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

         Under the Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Portfolio's Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of a Portfolio's Service shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Company's Independent
Directors.  The Board of Directors has set the fee at 0.25% of average annual net assets and set no minimum amount.

         Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Portfolio, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Portfolio's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Portfolio's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the
Manager from their own resources in connection with the promotion and/or sale of shares of the Portfolio, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Portfolio for employees of the intermediaries or for hosting client seminars or meetings at which the Portfolio is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

         Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Company's Board of Directors and its
Independent Directors by a vote cast in person at a meeting called for the purpose of voting on such continuance.  Any Plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding Service shares.  For purposes of voting with respect to the Plans, Account owners are considered to be shareholders of a
Portfolio's shares.  No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment.  All material amendments must be approved by the Board and a majority of the Independent Directors.

         While the plans are in effect and Service shares are outstanding, the Treasurer of the Company shall provide separate written reports to the Company's Board of Directors at least quarterly for its review.  The report shall detail the amount of payments made pursuant to each Plan and the purpose for which the payments were made.  These reports are subject to the review and approval of the Independent Directors.

         During calendar year 2004, the Oppenheimer International Growth Fund/VA paid to the Distributor a total of $_______ under its 12b-1 Plan for Service shares.  The Distributor retained no portion of that amount.
Service shares were not issued during calendar year 2004 for Growth Portfolio, Total Return Portfolio and
Government Securities Portfolio. [TO BE UPDATED]

Performance of the Portfolios

Explanation of Performance Terminology.  The Portfolios use a variety of terms to illustrate their investment performance.  Those terms include "standardized yield" and "dividend yield" for the Government Securities
Portfolio and "average annual total return" and "cumulative total return" for all Portfolios. An explanation of how yields and total returns are calculated is set forth below.  The charts below show the performance of the
Portfolios as of the most recent fiscal year end.  You can obtain current performance information by calling the
Transfer Agent at 1.800.981.2871.

         The illustrations of performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by a Portfolio of its performance data must include the average annual total returns for the
Portfolio.  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

         Performance information for Service shares is not shown for the following Portfolios since they were not offered prior to December 31, 2004: Total Return Portfolio, Growth Portfolio and Government Securities
Portfolio.  Because Service shares are subject to an additional fee, the performance is expected to be lower for any given period.

         The Portfolios are not sold directly to members of the public but are available only as the underlying investments for variable annuities, variable life insurance policies and other investment products through separate investment accounts of different insurance companies that may impose charges and fees.  A Portfolio's investment results, when shown alone, do not deduct those charges and fees.  If those fees and charges were included, the Portfolio's performance results would be less.

         Use of standardized performance calculations enables an investor to compare a Portfolio's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using a Portfolio's performance information as a basis for comparison with other investments:

         |_| Yields and total returns measure the performance of a hypothetical account in the Portfolio over various periods and do not show the performance of each investor's account under their respective annuity contract, variable life insurance policy or other product. Your account's performance will vary from the model performance data also if you bought or sold shares during the period, or you bought your shares at a different time and price than the shares used in the model.

         |_| An investment in a Portfolio is not insured by the FDIC or any other government agency.

         |_| The principal value of a Portfolio's shares, and its yields and/or total returns are not guaranteed and normally will fluctuate on a daily basis.

         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

         |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         |X| Yields. The Government Securities Portfolio uses a variety of different yields to illustrate its current returns.

              |_|  Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period.  It is not based on actual distributions paid by the Portfolio in the 30-day period, but is a hypothetical yield based upon the net investment income from the Portfolio's investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

         Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

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         The symbols above represent the following factors:

         a =   dividends and interest earned during the 30-day period.

         b =   expenses accrued for the period (net of any expense assumptions).

         c =   the average  daily  number of shares  outstanding  during the 30-day  period  that were  entitled to receive dividends.

         d =   the maximum offering price per share on the last day of the period,  adjusted for  undistributed net investment income.

         The standardized yield for a particular 30-day period may differ from the yield for other periods.  The
SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.

              |_|  Dividend Yield.  The Government Securities Portfolio may quote a "dividend yield" for its shares.  Dividend yield is based on the dividends paid during the actual dividend period. To calculate dividend yield, the dividends declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

                    Dividend Yield = dividends paid x 12/maximum offering price (payment date)

   -----------------------------------------------------------------------------------------------------------------

                                     Yields for the 30-Day Period Ended 12/31/04

   -----------------------------------------------------------------------------------------------------------------
   -------------------------------------- ------------------------------------ -------------------------------------
                 Portfolio                        Standardized Yield                      Dividend Yield
   -------------------------------------- ------------------------------------ -------------------------------------
   -------------------------------------- ------------------------------------ -------------------------------------
   Government Securities Portfolio
   -------------------------------------- ------------------------------------ -------------------------------------

         |X|  Total Return Information.  There are different types of "total returns" to measure a Portfolio's performance.  Total return is the change in value of a hypothetical investment in the Portfolio over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  A Portfolio uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

         |_|  Average Annual Total Return.  The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

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         |_|  Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:
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---------------------------------------------------------------------------------------------------------------------

                                    Total Returns for the Periods Ended 12/31/04

---------------------------------------------------------------------------------------------------------------------
-------------------------------------- -------------------- ---------------------------------------------------------
Portfolio                              Cumulative Total                   Average Annual Total Returns
                                       Returns (10 years
                                       or life-of-class)
-------------------------------------- -------------------- ---------------------------------------------------------
-------------------------------------- -------------------- ----------------- ------------------- -------------------
                                                                 1-Year             5-Year             10-Year
                                                                              (or life-of-class)  (or life-of-class)
-------------------------------------- -------------------- ----------------- ------------------- -------------------
-------------------------------------- -------------------- ----------------- ------------------- -------------------

-------------------------------------- -------------------- ----------------- ------------------- -------------------
-------------------------------------- -------------------- ----------------- ------------------- -------------------
Growth Portfolio1
-------------------------------------- -------------------- ----------------- ------------------- -------------------
-------------------------------------- -------------------- ----------------- ------------------- -------------------
Total Return Portfolio2
-------------------------------------- -------------------- ----------------- ------------------- -------------------
-------------------------------------- -------------------- ----------------- ------------------- -------------------
Government Securities Portfolio3
-------------------------------------- -------------------- ----------------- ------------------- -------------------
-------------------------------------- -------------------- ----------------- ------------------- -------------------
Oppenheimer International Growth
Fund/VA4
-------------------------------------- -------------------- ----------------- ------------------- -------------------
-------------------------------------- -------------------- ----------------- ------------------- -------------------
Oppenheimer International Growth
Fund/VA Service Shares5
-------------------------------------- -------------------- ----------------- ------------------- -------------------
1.       Inception: 1/21/82.
2.       Inception: 9/30/82.
3.       Inception: 5/13/92.
4.       Inception: 5/13/92.
5.       Inception: 3/19/01.

Other Performance Comparisons.  Each Portfolio compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders.  You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional
Information.  A Portfolio may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

         |X|  Lipper Rankings.  From time to time a Portfolio may publish the ranking of the performance of its shares by Lipper, Inc. ("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.
Lipper monitors the performance of regulated investment companies, including the Portfolios, and ranks their performance for various periods in categories based on investment styles.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |X|  Morningstar Ratings.  From time to time a Portfolio may publish the star rating of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service.  Morningstar rates mutual funds in their specialized market sector.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding
consistent performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

         A Portfolio may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings.  Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted.  For example, if a fund is in the 94th percentile, that means that 94%
of the funds in the same category performed better than it did.

         |X|  Performance Rankings and Comparisons by Other Entities and Publications.  From time to time a
Portfolio may include in its advertisements and sales literature performance information about the Portfolio cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or
similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.  The performance of the Portfolio's shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on a Portfolio's shares to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, a Portfolio's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, a portfolio may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

I N V E S T I N G  I N  T H E  P O R T F O L I O S

How To Buy and Sell Shares

         Insurance companies that hold shares of the Portfolios in their separate accounts for the benefit of their customers' variable annuities, variable life insurance policies and other investment products are the record holders and the owners of shares of beneficial interest in the Portfolios.  The right of those customers of the insurance companies to give directions to the insurance company for the purchase or redemption of shares is determined under the contract between the customer and the insurance company.  Those customers are not
"shareholders" of the Portfolios.  The rights of those insurance companies as record holders and owners of shares of a Portfolio are different from the rights of their customers.  The term "shareholder" in this Statement of
Additional Information refers only to the insurance companies whose separate accounts hold shares of the
Portfolios, and not to contract holders.

         The sale of shares of the Portfolios is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus.  Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus. The Company reserves the right to limit the types of separate accounts that may invest in any
Portfolio.

Determination of Net Asset Values Per Share.  The net asset value per share of each Portfolio is determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day the Exchange is open.  The calculation is done by dividing the value of a Portfolio's net assets by the number of shares outstanding.  The
Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before or after a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time". The Exchange's most recent annual announcement (which is subject to change) states that it will close New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the
Exchange is closed (including weekends and holidays) or after 4:00 P.M., on a regular business day.  Because the
Portfolio's net asset values will not be calculated on those days, the Portfolio's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in a Portfolio's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security.  The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X| Securities Valuation.  The Company's Board of Directors has established procedures for the valuation of each Portfolio's securities.  In general those procedures are as follows:

               Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
                      "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
              Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Directors, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
              Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
              The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
              The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
              Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors.  The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity.  Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq(R)on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When a Portfolio writes an option, an amount equal to the premium received is included in the
Portfolio's Statement of Assets and Liabilities as an asset.  An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Portfolio's gain on investments, if a call or put written by the Portfolio is exercised, the proceeds are increased by the premium received.  If a call or put written by the Portfolio expires, the Portfolio has a gain in the amount of the premium.  If the Portfolio enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Portfolio exercises a put it holds, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of premium paid by the Portfolio.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  The Portfolios have no fixed dividend and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and distributions paid by a
Portfolio will vary from time to time depending on market conditions, the composition of the Portfolio's investment portfolio, and expenses borne by the Portfolio or borne separately by a class (if more than one class of shares are outstanding).  Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares.  Dividends on Service shares are expected to be lower.  That is because of the effect of the additional fee on Service shares.  Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax Status of the Portfolio's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the Portfolio's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Portfolios and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the
Portfolios are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Portfolio.

Qualification as a Regulated Investment Company. The Portfolios has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Portfolios are not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income
(that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables a Portfolio to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from a Portfolio
(unless their Portfolio shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, a Portfolio would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, a Portfolio must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year.  A Portfolio must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, a Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, a Portfolio must not have invested more than 5% of the value of a Portfolio's total assets in securities of each such issuer and a Portfolio must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which a Portfolio controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, a
Portfolio must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, a Portfolio must pay an excise tax on the amounts not distributed. It is presently anticipated that a Portfolio will meet those requirements. To meet this requirement, in certain circumstances a Portfolio might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for a Portfolio not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions.  A Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of a Portfolio's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by a Portfolio that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that a Portfolio derives from portfolio investments that a Portfolio has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Portfolio shares held for 45 days or less. To the extent the Portfolio's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         A Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year.
A Portfolio currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by a Portfolio before the shareholder acquired his or her shares.

         If a Portfolio elects to retain its net capital gain, a Portfolio will be subject to tax on it at the
35% corporate tax rate. If a Portfolio elects to retain its net capital gain, a Portfolio will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by a Portfolio on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.
         Investment income that may be received by a Portfolio from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by a Portfolio that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by a Portfolio must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of a Portfolio's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by a Portfolio will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of a Portfolio (or of another fund).
Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         A Portfolio will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3)
who has failed to certify to a Portfolio that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by a Portfolio is remitted by a
Portfolio to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of a Portfolio within
30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of a Portfolio will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by a Portfolio (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by a Portfolio at a rate of 30%, provided a
Portfolio obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by a Portfolio is remitted by a
Portfolio to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from a Portfolio are effectively connected with the conduct of a U.S.
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided a
Portfolio obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, a Portfolio will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by a Portfolio is remitted by a
Portfolio to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the
U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in a
Portfolio, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of a Portfolio may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Portfolios

The Transfer Agent.  OppenheimerFunds Services, the Company's Transfer Agent, is a division of the Manager.  It is responsible for maintaining the Company's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.  It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer
Agent at the address and toll-free numbers shown on the back cover.

-------------------------------------------------------------------------------------------------------------------
Investors under variable annuity contacts,  variable life insurance policies and other investment  products offered by the insurance  companies  that offer shares of the Portfolios as  investments  for those products  should direct questions  about their  accounts to the  servicing  agent for their  insurance  company,  because  OppenheimerFunds
Services does not maintain the records for those annuities, policies or other products.
-------------------------------------------------------------------------------------------------------------------

The Custodian Bank.  JPMorgan Chase Bank is the custodian for the Portfolios' assets.  The custodian's responsibilities include safeguarding and controlling the Portfolios' securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Portfolios. It is the practice of the Portfolios to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Portfolios' cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm.  The independent registered public accounting firm of the
Portfolios are Deloitte & Touche LLP. They audit the Portfolios' financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.  Audit and non-audit services provided to the Portfolios must be pre-approved by the Audit
Committee.  Non-audit services provided by Deloitte & Touche LLP to the Manager and certain related companies must also be pre-approved by the Audit Committee.

                                                    Appendix A

                                                RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the
"Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa."
The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a #
symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors'
         rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating  assigned by Standard & Poor's.  The obligor's  capacity to meet its financial commitment on the obligation is extremely strong.

AA: An  obligation  rated "AA"  differ from the highest  rated  obligations  only in small  degree.  The  obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation  rated "A" are somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in higher-rated  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions or changing  circumstances  are more  likely to lead to a  weakened  capacity  of the  obligor  to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative  issues.  However,  they face major ongoing  uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An  obligation  rated "B" are more  vulnerable  to  nonpayment  than  obligations  rated  "BB",  but the obligor currently has the capacity to meet its financial  commitment on the obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's  capacity or willingness to meet its financial  commitment on the obligation.

CCC: An obligation rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon favorable business, financial,  and economic  conditions  for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated  debt or preferred stock  obligations rated "C" are currently highly vulnerable to nonpayment.  The
"C" rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar  action  taken, but payments on this  obligation  are being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment  default.  The "D" rating category is used when payments on an obligation are not  made on the date due even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes  that such  payments  will be made  during  such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o        Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both
"foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD"
obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
"DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below
50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process;
those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                   Appendix B

                                             Industry Classifications

         --------------------------------------------------------------------------------------------------------
         Aerospace & Defense                                Household Products
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Air Freight & Couriers                             Industrial Conglomerates
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Airlines                                           Insurance
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Auto Components                                    Internet & Catalog Retail
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Automobiles                                        Internet Software & Services
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Beverages                                          IT Services
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Biotechnology                                      Leisure Equipment & Products
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Building Products                                  Machinery
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Chemicals                                          Marine
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Consumer Finance                                   Media
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Commercial Banks                                   Metals & Mining
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Commercial Services & Supplies                     Multiline Retail
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Communications Equipment                           Multi-Utilities
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Computers & Peripherals                            Office Electronics
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Construction & Engineering                         Oil & Gas
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Construction Materials                             Paper & Forest Products
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Containers & Packaging                             Personal Products
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Distributors                                       Pharmaceuticals
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Diversified Financial Services                     Real Estate
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Diversified Telecommunication Services             Road & Rail
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Electric Utilities                                 Semiconductors and Semiconductor Equipment
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Electrical Equipment                               Software
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Electronic Equipment & Instruments                 Specialty Retail
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Energy Equipment & Services                        Textiles, Apparel & Luxury Goods
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Food & Staples Retailing                           Thrifts & Mortgage Finance
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Food Products                                      Tobacco
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Gas Utilities                                      Trading Companies & Distributors
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Health Care Equipment & Supplies                   Transportation Infrastructure
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Health Care Providers & Services                   Water Utilities
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Hotels Restaurants & Leisure                       Wireless Telecommunication Services
         --------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------
         Household Durables
         --------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Panorama Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado  80217
         1-888-470-0861

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York  11245

Independent Registered Public Accounting Firm

         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Portfolios
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Directors
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York  10019

PX.PAN.001.0405

Part C

         PANORAMA SERIES FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)  Amended  and  Restated  Articles  of  Incorporation  dated  5/8/95:
Previously filed with  Registrant's  Post-Effective  Amendment No. 23, 3/1/96,
and incorporated herein by reference.

(ii)  Articles   Supplementary   dated   8/29/96:    Previously   filed   with
Registrant's  Post-Effective  Amendment  No.  25,  4/25/97,  and  incorporated herein by reference.

      (iii)       Articles Supplementary dated 4/27/00:  Previously filed with
Registrant's  Post-Effective  Amendment  No.  31,  4/27/00,  and  incorporated herein by reference.

      (iv) Articles   Supplementary  dated  4/26/04:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  36,  4/27/04,  and  incorporated herein by reference.

(b)   By-Laws  amended through  1/29/96:  Previously  filed with  Registrant's
Post-Effective   Amendment  No.  23,  3/1/96,   and  incorporated   herein  by
reference.

(c)   Oppenheimer  International  Growth Fund/VA  specimen share  certificate:
Previously filed with Registrant's  Post-Effective  Amendment No. 33, 4/29/02,
and incorporated herein by reference.

(d)   (i)  Amended and  Restated  Investment  Advisory  Agreement on behalf of
Total Return Portfolio dated 1/1/05: Filed herewith.

      (ii) Amended and  Restated  Investment  Advisory  Agreement on behalf of
Government Securities Portfolio dated 1/1/05: Filed herewith.

      (iii)       Amended  and  Restated   Investment  Advisory  Agreement  on
behalf of Growth Portfolio dated 1/1/05: Filed herewith.

      (iv) Amended and  Restated  Investment  Advisory  Agreement on behalf of
Oppenheimer  International Growth Fund/VA (formerly named International Equity
Portfolio) dated 1/1/05: Filed herewith.

(e)   (i)  General Distributor's  Agreement for Service shares of Total Return
Portfolio   dated  April  17,  2000:   Previously   filed  with   Registrant's
Post-Effective   Amendment  No.  31,  4/27/00,   and  incorporated  herein  by
reference.

      (ii) General  Distributor's  Agreement for Service  shares of Government
Securities   Portfolio   dated   April  17,   2000:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No.  31,  4/27/00,  and  incorporated herein by reference.
      (iii)  General  Distributor's  Agreement  for  Service  shares of Growth
Portfolio   dated  April  17,  2000:   Previously   filed  with   Registrant's
Post-Effective   Amendment  No.  31,  4/27/00,   and  incorporated  herein  by
reference.

      (iv)   General   Distributor's   Agreement   for   Service   shares   of
International  Growth  Fund/VA  dated April 17,  2000:  Previously  filed with
Registrant's  Post-Effective  Amendment  No.  31,  4/27/00,  and  incorporated herein by reference.

      (v) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (vi) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (vii) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (viii) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (ix) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
   Directors/Directors: Filed with
Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer
High Yield Fund (Reg.  No.  2-62076),  10/27/98,  and  incorporated  herein by reference.

(g)   (i) Global Custody Agreement dated August 16, 2002 between Registrant and JP Morgan Chase Bank: Previously filed with Post-Effective Amendment No.
10 to the Registration Statement of Oppenheimer International Bond Fund (Reg.
No. 33-58383), 11/21/02, and incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel:  Previously  filed with  Post-Effective
Amendment No. 22, 4/28/95, and incorporated herein by reference.

(j)   Independent  Registered Public  Accounting  Firm's Consent:  To be filed by amendment.

(k)   Not applicable.

(l)   Not applicable.

(m)   (i)  Distribution  & Service Plan and  Agreement  for Service  shares of
Total Return Portfolio under Rule 12b-1 dated 2/23/04: Filed herewith.

      (ii) Distribution  & Service Plan and  Agreement  for Service  shares of
Government  Securities  Portfolio  under  Rule  12b-1  dated  2/23/04:   Filed
herewith.

(iii) Distribution  & Service Plan and Agreement for Service  shares of Growth
Portfolio under Rule 12b-1 dated 2/23/04: Filed herewith.

      (iv) Distribution  & Service Plan and  Agreement  for Service  shares of
International Growth Fund/VA under Rule 12b-1 dated 2/23/04:  Filed herewith.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
9/15/04: Previously filed with Post-Effective Amendment No. 24 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(o)    Powers of Attorney dated 6/28/04 for all Directors and Officers: Filed herewith.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of  Oppenheimer
Dividend Growth Fund (Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a Director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 25(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or Director.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni,      Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emeline S. Adwers,             Formerly  Senior  Analyst  at  Palantir   Capital
Vice President                 (November 1999-January 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Assistant Vice President &     Officer at Great  West-Life  & Annuity  Insurance
Associate Counsel              Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                               Staff Attorney.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vie President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald James Conception,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President and
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of

                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Hyer,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,

                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,

                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate     Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,

                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI
                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment
                               Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Pizzorusso,              Formerly   a   Vice   President,   Research   and
Assistant Vice President       Development  at  Crucial  Security  Inc.  (August
                               2000-May 2002;  part-time while attending  school
                               until 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi W. Schadt,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant   Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   Formerly a Vice  President at AIG Trading  (March
Assistant Vice President       2003-May  2004)  prior to which he was a Managing
                               Director at ING Barings  (December  1999-February
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice President & Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June

Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant  Secretary  of  OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition   Corp.;   Director   and   Assistant
                               Secretary   of   OppenheimerFunds   International
                               Ltd.;   Director   of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust

Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA

     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Drier(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Healy(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue

Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
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Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
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Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
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Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
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Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

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David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
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Tracey Lange(2)                 Vice President            None
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Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
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Eric J. Liberman(2)             Vice President            None

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Malissa Lischin(2)              Assistant Vice President  None
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James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
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Thomas Loncar(1)                Vice President            None

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Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

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Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

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John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
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Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

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Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
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Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
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LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
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Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
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Kent C. McGowan                 Vice President            None
9510 190th Place SW

Edmonds, WA 98020
---------------------------------------------------------------------------------
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Brian F. Medina(1)              Vice President            None

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Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
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Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
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Clint Modler(1)                 Vice President            None

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David W. Mountford(2)           Vice President            None

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Robert Moser(1)                 Vice President            None
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Gzim Muja(2)                    Vice President            None

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John V. Murphy(2)               Director                  President & Director

---------------------------------------------------------------------------------
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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
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John S. Napier(2)               Vice President            None

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Christina Nasta(2)              Vice President            None
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Kevin P. Neznek(2)              Vice President            None
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Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

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Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
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Brian C. Perkes                 Vice President            None
6 Lawton Ct.

Frisco, TX 75034
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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
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Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
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Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
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Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
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Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
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Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
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David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
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Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
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James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
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Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
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John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
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Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
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Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
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Charles F. Scully               Vice President            None

---------------------------------------------------------------------------------
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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
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Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
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Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
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John Spensley(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
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John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
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Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
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Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
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George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
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Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann(2)          Vice President            None

---------------------------------------------------------------------------------
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Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
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Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

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Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on
the 25th day of February, 2005

                                            PANORAMA SERIES FUND, INC.

                                          By:  /s/ John V. Murphy*

---------------------------------------------
                                          John V. Murphy, President,
                                          Principal Executive Officer &
Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ William L. Armstrong*    Chairman of the             February 25, 2005
---------------------------  Board of Directors
William L. Armstrong

/s/ John V. Murphy*          President, Principal        February 25, 2005
------------------------     Executive Officer & Director
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        February 25, 2005
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Director                    February 25, 2005

---------------------
Robert G. Avis

/s/ George Bowen*            Director                    February 25, 2005

----------------------
George Bowen

/s/ Edward Cameron*          Director                    February 25, 2005

------------------------
Edward Cameron

/s/ Jon S. Fossel*           Director                    February 25, 2005

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Director                    February 25, 2005

---------------------
Sam Freedman

/s/ Beverly L. Hamilton*

-------------------------    Director                    February 25, 2005
Beverly L. Hamilton

/s/ Robert J. Malone*

-----------------------      Director                    February 25, 2005
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Director February
25, 2005

----------------------------
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                          PANORAMA SERIES FUND, INC.

                                EXHIBIT INDEX

                       Post-Effective Amendment No. 37

Exhibit No.             Description

23 (d) (i)  Amended and Restated Investment Advisory Agreement for Total Return
            Portfolio dated 1/1/05
23 (d) (ii) Amended and Restated Investment Advisory Agreement for Government
            Securities Portfolio dated 1/1/05
23 (d) (iii)   Amended and Restated Investment Advisory Agreement for Growth
            Securities Portfolio dated 1/1/05
23 (d) (iv) Amended and Restated Investment Advisory Agreement for
            International Growth Fund dated 1/1/05

23 (m) (i)  Amended and Restated Distribution and Service Plan and Agreement
            for Total Return dated 2/23/04
23 (m) (ii) Amended and Restated Distribution and Service Plan and Agreement
            for Government Securities dated 2/23/04
23(m) (iii) Amended and Restated Distribution and Service Plan and Agreement
            for Growth Portfolio dated 2/23/04
23(m) (iv)  Amended and Restated Distribution and Service Plan and Agreement
            for International Growth Fund/VA dated 2/23/04

23 (o)      Powers of Attorney dated 6/28/04